  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 15, 1995.

                                             1933 ACT REGISTRATION NO. 2-51992
                                             1940 ACT REGISTRATION NO. 811-2527
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No. 41    [X]
                                    and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 41                   [X]

                       (Check appropriate box or boxes)

                               ----------------

                           KEMPER MONEY MARKET FUND
              (Exact name of Registrant as Specified in Charter)

  120 South LaSalle Street, Chicago,                    60603
               Illinois
    (Address of Principal Executive                  (Zip Code)
                Office)
      Registrant's Telephone Number, including Area Code: (312) 781-1121
                                                    With a copy to:
  Philip J. Collora, Vice President and            Charles F. Custer
             Secretary
        Kemper Money Market Fund           Vedder, Price, Kaufman & Kammholz
        120 South LaSalle Street                222 North LaSalle Street
         Chicago, Illinois 60603                Chicago, Illinois 60601
 (Name and Address of Agent for Service)

  Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended July 31, 1995 was filed on or about September 26, 1995.

  It is proposed that this filing will become effective (check appropriate box)
    [_] immediately upon filing pursuant to paragraph (b)

    [X] on November 20, 1995 pursuant to paragraph (b)

    [_] 60 days after filing pursuant to paragraph (a)(1)

    [_] on (date) pursuant to paragraph (a)(1)

    [_] 75 days after filing pursuant to paragraph (a)(2)

    [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:

    [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                        CALCULATION OF REGISTRATION FEE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                     PROPOSED       PROPOSED
                                                     MAXIMUM        MAXIMUM       AMOUNT OF
    TITLE OF SECURITIES BEING       AMOUNT BEING     OFFERING      AGGREGATE     REGISTRATION
           REGISTERED                REGISTERED   PRICE PER UNIT OFFERING PRICE      FEE*
---------------------------------------------------------------------------------------------
Shares of beneficial interest,
 without
 par value:
Money Market Portfolio (MMP).....   124,191,729       $1.00         $500,000       $100.00
Government Securities Portfolio     104,267,039       $1.00         $500,000       $100.00
 (GSP)
Tax-Exempt Portfolio (TEP).......    32,488,521       $1.00         $500,000       $100.00

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  *The fee is calculated in accordance with Rule 24e-2

  (b)(2) 5,758,910,739 (MMP); (b)(3) 5,635,219,010 (MMP); (b)(4) 123,691,729
  (MMP).

  (b)(2) 941,531,664 (GSP); (b)(3) 837,764,625 (GSP); (b)(4) 103,767,039.

  (b)(2) 874,113,285 (TEP); (b)(3) 842,124,764 (TEP); (b)(4) 31,988,521.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            KEMPER MONEY MARKET FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

ITEM NUMBER OF FORM N-1A                       LOCATION IN PROSPECTUS
------------------------                       ----------------------
1.Cover Page.................................  Cover Page
2.Synopsis...................................  Summary; Summary of Expenses
3.Condensed Financial Information............  Financial Highlights; Performance
4.General Description of Registrant..........  Summary; Capital Structure; How the Fund
                                               Works; Investment Objectives, Policies and
                                               Risk Factors
5.Management of the Fund.....................  Summary; Investment Manager; How to Buy
                                               Shares
5A.Management's Discussion of Fund Perfor-
 mance.......................................  Inapplicable
6.Capital Stock and Other Securities.........  Summary; Capital Structure; Dividends and
                                               Taxes;
                                               How to Buy Shares; Investment Objectives,
                                               Policies and Risk Factors
7.Purchase of Securities Being Offered.......  Summary; How to Buy Shares; Net Asset
                                               Value;
                                               Investment Manager; Special Features;
                                               Account
                                               Services Directory
8.Redemption or Repurchase...................  Summary; How to Redeem Shares; Special
                                               Features;
                                               Account Services Directory
9.Pending Legal Proceedings..................  Inapplicable

                         Kemper Money Market Fund

                                PROSPECTUS

                            November 20, 1995

KEMPER MONEY MARKET FUND
120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
1-800-537-6001.

The Fund offers a choice of investment portfolios and is designed for investors who seek maximum current income to the extent consistent with stability of principal. The Fund currently offers three portfolios. Each Portfolio invests exclusively in high quality money market instruments.
 .MONEY MARKET PORTFOLIO
 .GOVERNMENT SECURITIES PORTFOLIO
 .TAX-EXEMPT PORTFOLIO

This prospectus contains information about the Fund that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated November 20, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by ref-erence. It is available upon request without charge from the Fund at the ad-dress above or by calling 1-800-537-6001.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERN-MENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR EN-DORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
                               Table of Contents

Summary.....................................................................   2
Summary of Fund Expenses....................................................   3
Financial Highlights........................................................   4
How the Fund Works..........................................................   5
Investment Objectives, Policies and Risk Factors............................   5
Net Asset Value--Determining Share Price....................................  10
How To Buy Shares...........................................................  11
How To Sell Shares..........................................................  12
Exchanging Shares...........................................................  15
Special Features............................................................  17
Dividends and Taxes.........................................................  18
Investment Manager..........................................................  20
Performance.................................................................  21
Capital Structure...........................................................  22
Account Services Directory..................................................  23

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 SUMMARY

INVESTMENT OBJECTIVES
  Kemper Money Market Fund (the "Fund") is an open-end, diversified, management investment company offering a choice of three investment portfolios ("Portfolios"). The Fund is designed to provide you with professional management of your short-term investment dollars; the dollars that you want to be very liquid and accessible when special opportunities arise or that you want to know are in high quality investments.

  Each Portfolio invests in high quality short-term money market instruments consistent with its specific objective.

 .THE MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio primarily of commercial paper and bank obligations.

 .THE GOVERNMENT SECURITIES PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 .THE TAX-EXEMPT PORTFOLIO seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of municipal securities.

  Each Portfolio may use a variety of investment techniques in seeking its objective including the purchase of repurchase agreements and variable rate securities. Each Portfolio seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that the objective of any Portfolio will be achieved or that any Portfolio will be able to maintain a net asset value of $1.00 per share. See "How the Fund Works" and "Investment Objectives, Policies and Risk Factors."

INVESTMENT MANAGER

  Kemper Financial Services, Inc. ("KFS") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. KFS is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .50% of the first $215 million of average daily net assets of the Fund to .25% of average daily net assets of the Fund over $800 million. See "Investment Manager."

BUYING AND SELLING SHARES
  You may buy and sell shares of each Portfolio at net asset value with no sales charge. The minimum initial investment is $1,000 and the minimum subse-quent investment is $100. Accounts may be opened using the Account Application available from the Fund. Shares may be purchased by mailing a check, by wire transfer or in person in downtown Chicago and Kansas City. Please see "How To Buy Shares" for more information on how easy it is to invest. Shares may be sold or redeemed by written request or by using one of the Fund's expedited re-demption procedures. See "How To Sell Shares" for specific details.

DIVIDENDS
  Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same Portfolio, unless you elect to be paid by check. See "Dividends and Taxes."

SPECIAL FEATURES

  A number of features are available to account holders, including: the Kemper Money-PLUSSM Account, a cash management program offering a combination of fea-tures including a no minimum checking account and a VISA(R) check card and Electronic Funds Transfer Programs. See "Special Features" and "Account Serv-ices Directory" for a description of these and other features.

                         SUMMARY OF FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
Sales Load on Purchases.................................................... None
Sales Load on Reinvested Dividends......................................... None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fee............................................................... None

                                                   MONEY   GOVERNMENT
                                                  MARKET   SECURITIES TAX-EXEMPT
ANNUAL FUND OPERATING EXPENSES                   PORTFOLIO PORTFOLIO  PORTFOLIO
(as a percentage of average net assets)          --------- ---------- ----------
Management Fees.................................   .27%       .27%       .27%
12b-1 Fees......................................   None       None       None
Other Expenses..................................   .25%       .19%       .13%
                                                   ----       ----       ----
Total Operating Expenses........................   .52%       .46%       .40%

                                                          PORTFOLIO         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 EXAMPLE                                                  ---------         ------ ------- ------- --------
 You would pay the following expenses on a $1,000 Money Market............   $ 5     $17     $29     $65
 investment, assuming a 5% annual return and      Government Securities...   $ 5     $15     $26     $58
 redemption at the end of each time period:       Tax-Exempt..............   $ 4     $13     $22     $51

--------

*Table does not include $3.00 monthly small account fee. See "How to Sell
   Shares."

  The purpose of the table above is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Investment dealers and other firms may independently charge shareholders additional fees. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Portfolio of the Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                           FINANCIAL HIGHLIGHTS


  The tables below show financial information for each Portfolio, expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writ-ing or calling the Fund.

MONEY MARKET PORTFOLIO

                                                           YEAR ENDED JULY 31,
                      1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                    --------------------------------------------------------------------------------------------------
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
beginning of
period                  $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment
income and
dividends
declared                  .05       .03       .03       .04       .07       .08       .09       .07       .06       .07
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period           $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):        5.34      3.20      2.96      4.45      7.19      8.50      9.03      7.03      6.02      7.51
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                  .52       .52       .52       .49       .46       .45       .49       .50       .52       .53
-----------------------------------------------------------------------------------------------------------------------
Net investment
income                   5.19      3.14      2.92      4.42      6.94      8.16      8.71      6.79      5.84      7.24
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL
DATA:
Net assets at end
of period
(in thousands)     $4,025,098 4,148,789 4,499,930 5,664,194 7,553,950 7,603,418 6,638,489 4,893,284 4,235,907 4,733,314
-----------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO
                                                           YEAR ENDED JULY 31,
                      1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                    --------------------------------------------------------------------------------------------------
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
beginning of
period                  $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment
income and
dividends
declared                  .05       .03       .03       .04       .07       .08       .09       .07       .06       .07
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period           $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):        5.36      3.20      2.97      4.50      6.95      8.45      8.96      6.88      5.79      6.84
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                  .46       .47       .45       .43       .43       .43       .49       .51       .67       .88
-----------------------------------------------------------------------------------------------------------------------
Net investment
income                   5.21      3.15      2.94      4.44      6.65      8.08      8.79      6.66      5.64      6.60
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL
DATA:
Net assets at end
of period
(in thousands)       $603,601   707,368   694,303   926,328 1,126,417   845,347   514,303   177,812   110,366   103,550
-----------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO

                                                                                  SEPTEMBER 10, 1987
                                           YEAR ENDED JULY 31,                       TO JULY 31,
                           1995    1994    1993    1992    1991    1990    1989          1988
                            ------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
beginning of period         $1.00    1.00    1.00    1.00    1.00    1.00    1.00         1.00
----------------------------------------------------------------------------------------------------
Net investment income
and dividends declared        .03     .02     .02     .04     .05     .06     .06          .04
----------------------------------------------------------------------------------------------------
Net asset value, end of
period                      $1.00    1.00    1.00    1.00    1.00    1.00    1.00         1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN (%):            3.53    2.33    2.39    3.57    5.07    5.81    6.21         4.33
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (%):
Expenses                      .40     .41     .39     .39     .38     .40     .39          .45
----------------------------------------------------------------------------------------------------
Net investment income        3.46    2.30    2.36    3.49    4.92    5.64    6.12         4.68
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
period (in thousands)    $760,143 792,131 758,630 796,272 788,253 693,307 529,670      190,933
----------------------------------------------------------------------------------------------------

NOTE: Ratios have been determined on an annualized basis. Total return is not annualized. The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

                              HOW THE FUND WORKS


  Kemper Money Market Fund is designed to provide you with professional man-agement of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of principal plus li-quidity. To help meet these objectives, the Fund provides you with a choice of separate investment portfolios ("Portfolios"): the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Fund is managed by investment professionals who analyze market trends to take ad-vantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments.
  Each Portfolio seeks to maintain a net asset value of $1.00 per share. Thus, the Fund is designed for investors who want to avoid the fluctuations of prin-cipal commonly associated with equity and long-term bond investments. The fluctuations of these other types of investments are often represented by the movement of various unmanaged market indexes, such as the Dow Jones Industrial Average. In addition, although there can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share, each Portfolio has maintained a $1.00 net asset value since its incep-tion.

             INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS


 .MONEY MARKET PORTFOLIO
  THE MONEY MARKET PORTFOLIO SEEKS MAXIMUM CURRENT INCOME TO THE EXTENT CON-SISTENT WITH STABILITY OF PRINCIPAL. The Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

 .OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR IN-STRUMENTALITIES.

 .BANK CERTIFICATES OF DEPOSIT (INCLUDING TIME DEPOSITS) OR BANKERS' ACCEPT-ANCES LIMITED TO DOMESTIC BANKS (INCLUDING THEIR FOREIGN BRANCHES) AND CANA-DIAN CHARTERED BANKS HAVING TOTAL ASSETS IN EXCESS OF $1 BILLION.

 .Commercial paper obligations rated A-1 or A-2 by Standard & Poor's Corpora-tion ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue outstanding currently rated Aa by Moody's or AA by S&P or higher and invest ments in other corporate obligations such as publicly traded bonds, debentures and notes rated Aa by Moody's or AA by S&P or higher. For a description of these ratings, see "Appendix--Ratings of Investments" in the Statement of Ad-ditional Information.

 .REPURCHASE AGREEMENTS OF OBLIGATIONS THAT ARE SUITABLE FOR INVESTMENT UNDER THE CATEGORIES SET FORTH ABOVE. REPURCHASE AGREEMENTS ARE DISCUSSED BELOW.

  To the extent the Money Market Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, to possible restrictions on international currency transactions and to regula-tions imposed by the domicile country of the foreign issuer. Eurodollar cer-tificates of deposit are not subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

  The Money Market Portfolio may invest in commercial paper which is issued by major corporations without registration under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) there-of. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very lim-ited.

  The Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and gener-ally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment deal-ers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's investment adviser considers the legally restricted but readily sale-able Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "The Fund" below. The Fund's investment adviser monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

 .GOVERNMENT SECURITIES PORTFOLIO
  THE GOVERNMENT SECURITIES PORTFOLIO SEEKS MAXIMUM CURRENT INCOME TO THE EX-TENT CONSISTENT WITH STABILITY OF PRINCIPAL. The Portfolio pursues its objec-tive by investing exclusively in the following securities that mature within 12 months or less.

 .U.S. TREASURY BILLS, NOTES, BONDS AND OTHER OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES.
 .REPURCHASE AGREEMENTS OF THE OBLIGATIONS DESCRIBED ABOVE.

  Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association, Farm Credit System and Student Loan Marketing Associa-tion. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securi-ties owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

 .TAX-EXEMPT PORTFOLIO
  THE TAX-EXEMPT PORTFOLIO SEEKS MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES TO THE EXTENT CONSISTENT WITH STABILITY OF PRINCIPAL. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obliga-tions.

  Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on be-half of states, territories and possessions of the United States and the Dis-trict of Columbia and their political subdivisions, agencies and instrumental-ities, the income from which is exempt from federal income tax ("Municipal Se-curities"). In compliance with the position of the staff of the Securities and Exchange Com-mission, the Fund does not consider "private activity" bonds as described in "Dividends and Taxes--Tax-Exempt Portfolio" as Municipal Securities for pur-poses of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.

  Dividends representing net interest income received by the Tax-Exempt Port-folio on Municipal Securities will be exempt from federal income tax when dis-tributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. See "Dividends and Taxes--Tax-Exempt Portfolio." The Portfolio's assets will consist of Municipal Securities, temporary investments as described below and cash. The Portfolio considers short-term Municipal Se-curities to be those that mature in one year or less.

  The Tax-Exempt Portfolio will invest only in Municipal Securities which at the time of purchase:

 . are rated within the two highest ratings for Municipal Securities (Aaa OR Aa) Assigned by Moody's or (AAA or AA) assigned by S&P;

 . are guaranteed or insured by the U.S. Government as to the payment of princi-pal and interest;

 . are fully collateralized by an escrow of U.S. Government securities accept-able to the Fund's investment manager;

 . have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher;

 . are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or

 . are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment manager.

  Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular fa-cility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the fa-cility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, con-struction loan notes and other forms of short-term loans. Such notes are is-sued with a short-term maturity in anticipation of the receipt of tax pay-ments, the proceeds of bond placements or other revenues. A more detailed dis-cussion of Municipal Securities and the Moody's and S&P ratings outlined above is contained in the Statement of Additional Information. As indicated above and under "Dividends and Taxes--Tax-Exempt Portfolio," the Portfolio may in-vest in "private activity" bonds.

  The Tax-Exempt Portfolio may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment manager to pres-ent minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Portfolio's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

  The Tax-Exempt Portfolio may purchase high quality Certificates of Partici-pation in trusts that hold Municipal Securities. A Certificate of Participa-tion gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of princi-pal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The qual-ity rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk pre-sented by a Certificate of Participation and in determining whether the Cer-tificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Fund's investment manager that, for most publicly of-fered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third par-ty. As to those instruments with demand features, the Portfolio intends to ex-ercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment port-folio.

  The Tax-Exempt Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed deliv-ery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

  A security purchased on a when-issued basis, like all securities held by the Tax-Exempt Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthi-ness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. There-fore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no inter-est accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value--Determining Share Price."

  The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquir-ing the securities, but the Portfolio reserves the right to sell these securi-ties before the settlement date if deemed advisable. The sale of these securi-ties may result in the realization of gains that are not exempt from federal income tax.

  In seeking to achieve its investment objective, the Tax-Exempt Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regu-lar basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's as-sets are concentrated in Municipal Securities payable from revenues on economi-cally related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

  From time to time, as a defensive measure or when acceptable short-term Mu-nicipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" which include:

 .  obligations of the U.S. Government, its agencies or instrumentalities;

 .  debt securities rated within the two highest grades by Moody's or S&P;

 . commercial paper rated in the two highest grades by either of such rating services;

 .  certificates of deposit of domestic banks with assets of $1 billion or more;
   and

 .  any of the foregoing temporary investments subject to repurchase agreements
   (Repurchase agreements are discussed below).

  Interest income from temporary investments is taxable to shareholders as or-dinary income. Although the Portfolio is permitted to invest in taxable securi-ties, it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a de-scription of the ratings, see "Appendix--Ratings of Investments" in the State-ment of Additional Information.

THE FUND
  In addition to the specific investment objective and policies listed above, each Portfolio limits its investments to securities that meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Net Asset Value--Determining Share Price."

  Each Portfolio may invest in instruments that have interest rates that adjust periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by ref-erence to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the po-tential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some ob-jective standard intended to minimize fluctuation in the values of the instru-ments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Port-folio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

  Each Portfolio may invest in repurchase agreements, which are instruments un-der which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other de-fault of a seller of a repurchase agreement, a

Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.

  A Portfolio may not borrow money except as a temporary measure for extraor-dinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. If for any reason the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. No Port-folio will borrow for leverage purposes.

  The Fund has adopted for each Portfolio certain investment restrictions that are presented in the Statement of Additional Information and that, together with the investment objective and policies of such Portfolio cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of such Portfolio present at a meeting where more than 50% of the out-standing shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Portfolio.

                   NET ASSET VALUE--DETERMINING SHARE PRICE

  The price you pay when you buy shares in a Portfolio and the price you re-ceive if you redeem is the net asset value computed after we receive your or-der to buy or redeem in proper form (as described under "How To Buy Shares"). The net asset value per share of each Portfolio is calculated by dividing the total value of the assets of the Portfolio, minus its liabilities, by the to-tal number of its shares outstanding.

  The net asset value per share of each Portfolio is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for the Money Market and Government Securities Portfo-lios and at 11:00 a.m. and 3:00 p.m. Central time for the Tax-Exempt Portfo-lio. Each Portfolio seeks to maintain a net asset value of $1.00 per share.

  Each Portfolio values its portfolio instruments at amortized cost in accor-dance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of each Portfolio's investments valued at amortized cost with market-based value. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by repu-table sources at the mean between the bid and asked prices for the instru-ments. If a deviation of 1/2of 1% or more were to occur between a Portfolio's net asset value per share calculated by reference to market-based values and a Portfolio's $1.00 per share net asset value, or if there were any other devia-tion that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amor-tized cost, the Portfolios purchase only securities with a maturity of one year or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Portfolios limit their portfolio investments to securi-ties that meet the quality and diversification requirements of Rule 2a-7. Under the quality requirements of Rule 2a-7, the Portfolios may only purchase U.S. Dollar denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "Eligible Securities" as defined in Rule 2a-7. "Eligible Securities" under Rule 2a-7 include only securities that are rated in the top two rating categories by the required number of na-tionally recognized statistical rating organizations (at least two or, if only one such organization has rated the security, that one organization) or, if unrated, are deemed comparable in quality. The diversification requirements of Rule 2a-7 provide generally that a Portfolio may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that are Eligible Securities that have not been rated in the highest category by the required number of rating organi-zations or, if unrated, have not been deemed comparable, except U.S. Government securities and repurchase agreements of such securities. Although the Rule 2a-7 diversification requirements do not currently apply to the Tax-Exempt Portfo-lio, pursuant to the Portfolio's investment restrictions, the Portfolio will not invest more than 5% of its assets (measured at the time of acquisition) in securities of any one issuer (except U.S. Government securities). See "Invest-ment Restrictions" in the Statement of Additional Information.

                               HOW TO BUY SHARES

  Whether you're opening an account or adding to it, we hope that you'll find that we've made your shareholder transactions easy. Shares of each Portfolio are sold at their net asset value with no sales charge. To open an account you should use the Account Application available from the Fund and choose one of the methods outlined below. Call 1-800-537-6001 if you have questions or need assistance.

 . INVESTMENT AMOUNTS
The minimum initial investment for each Portfolio is $1,000 and the minimum subsequent investment is $100. For an Individual Retirement Account ("IRA"), the minimum initial investment is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit and Government Direct Deposit, the minimum periodic investment is $50. These minimum amounts may be changed at any time in management's discretion.

 . BY MAIL
  Complete the Account Application and mail it with your check (payable to KMMF followed by the Portfolio name) to the Fund's Shareholder Service Agent to:
  Kemper Service Company
  Transfer Agency Division
  P.O. Box 419356
  Kansas City, Missouri 64141-6356.
Subsequent purchase orders should be sent to:
  Kemper Service Company
  Transfer Agency Division   P.O. Box 419154   Kansas City, Missouri 64141-
6154.

  Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day after receipt and such shares will receive the dividend for the next day following the day that the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, the check must normally clear before shares will be purchased. See "Pur-chase and Redemption of Shares" in the Statement of Additional Information.

 . BY WIRE

  If you open your account by wire, your money is invested faster than if you mail a check, so you'll start earning dividends sooner. To open an account through wire transfer, call a Kemper Money Fund Specialist, toll free at 1-800-537-6001 to obtain an account number. Then have your bank or broker wire Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), together with your account number, the names of the Fund and the Portfolio and the name in which your account is registered, to State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, the sub-custodian for the Fund. Your account will then be opened and the order for purchase of Fund shares will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determina-tion for the Money Market and the Government Securities Portfolios, and at or prior to the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio. The Fund accepts wires at no charge, although your bank may charge you for this service.

 . BY ELECTRONIC FUNDS TRANSFER
  Please see "Special Features" for more information on buying shares using electronics funds transfer such as:
  EXPRESS-TRANSFER
  BANK DIRECT DEPOSIT
  PAYROLL DIRECT DEPOSIT
  GOVERNMENT DIRECT DEPOSIT
via the Automated Clearing House ("ACH") System.

 . IN PERSON
  In downtown Chicago, you can make a direct investment at the Customer Serv-ice Center at 120 South LaSalle Street, 15th Floor, with the assistance of customer service representatives. In Kansas City, you can make a direct in-vestment at 811 Main Street, 7th Floor.

OTHER INFORMATION
  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. The Fund also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 mil-lion is subject to prior approval by the Fund. Share certificates are issued only on request to the Fund. Investments may also be made in the Fund through broker-dealers and others, who may charge a commission or other fee for their services. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop pay-ment order.

  You should direct inquiries to Kemper Service Company, the Fund's Share-holder Service Agent at 811 Main Street, Kansas City, Missouri 64105-2005 or 1-800-621-1048.

                              HOW TO SELL SHARES

  You can access all or part of your account by selling your shares. Your shares will be redeemed at the next determined net asset value after your re-quest has been received in proper form. If processed at 3:00 p.m. Central time, you will receive that day's dividend on the shares you sold. You may use either the regular or expedited redemption procedures described in this section to sell your shares. If you redeem all your shares of a Portfolio, you will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

 .BY MAIL

  Send a written request signed by all account owners stating the amount to be redeemed and specifying the account number and Portfolio from which shares are to be redeemed to:
  Kemper Service Company
  Transfer Agency Division
  P.O. Box 419557
  Kansas City, Missouri 64141-6557.
The request must be signed exactly as the account is registered, including any special capacity of the registered owner, and signature(s) must be guaranteed (except as noted under "By Telephone" below) by a commercial bank, trust com-pany, savings and loan association, federal savings bank, member firm of a na-tional securities exchange or other eligible financial institution. If any share certificates were issued, they must also be signed with signature(s) guaranteed. Additional documentation may be requested, and a signature guaran-tee is normally required, from institutional and fiduciary account holders such as corporations, custodians (e.g. under the Uniform Transfers to Minors
Act), executors, administrators, trustees or guardians.

 .BY TELEPHONE

  If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a tel-ephone request or a written request by any one account holder without a signa-ture guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limita-tions on liability described under "General" below, provided that this privi-lege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through an ACH transaction may not be re-deemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of redeeming shares by telephone request or by written request without a signature guaran-tee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the tele-phone redemption privilege, although you can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

 .BY WIRE

  If you wish to have the proceeds of a redemption "wire transferred" to your brokerage or bank account you need to have signed up for the privilege and have the form on file with the Shareholder Service Agent. Once the form is on file, the Shareholder Service Agent will honor redemption requests ($1,000 minimum) by telephone at 1-800-621-1048 or in writing, subject to the limita-tions on liability described under "General" below. However, the proceeds will be sent only to the single bank or trust company you have designated on the Account Application. This privilege will be terminated if the Shareholder Service Agent receives written notice from any account holder of revocation of this authority.

  Requests for wire transfer redemptions received by the Shareholder Service Agent prior to 11:00 a.m.

Central time will result in shares being redeemed that day and normally a wire transfer will be sent to the designated account that day. Dividends for that day will not be earned. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge you for wire transfers. You are responsible for any charges your firm or bank makes for sending or receiving wire trans-fers. There is a $1,000 wire redemption minimum. To change the designated ac-count to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above.

  Shares purchased by check or through an ACH transaction may not be redeemed by wire transfer until the shares have been owned for at least 15 days. You may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by tele-phone, it may be difficult to use the expedited wire redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

 .BY REDEMPTION CHECK
  If you select this method of redemption on your Account Application, you will normally receive drafts ("Redemption Checks") within 2 weeks of opening your account which you may use to draw on your Fund account, but not to close it. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in your account will be redeemed at the next deter-mined net asset value to cover the amount of the Redemption Check. This will enable you to continue earning daily dividends until the Fund receives the Re-demption Check.

  You may write Redemption Checks payable to the order of any person in any amount not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $500 since a $10 service fee will be charged as described below. In addition, Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends.

  Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. If the Shareholder Service Agent receives written notice by any owner revoking the authorization to sign indi-vidually, all account owners will be required to sign. Redemption Checks must be signed exactly as the account is registered. Shares purchased by check or through an ACH transaction may not be redeemed by Redemption Check until the shares have been on the Fund's books for at least 15 days. You may not use this privilege to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.

  The Fund may refuse to honor Redemption Checks whenever the right of redemp-tion has been suspended or postponed, or whenever the account is otherwise im-paired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of your Fund account or in an amount less than $500; when a Redemption Check is presented that would require redemption of shares that were purchased by check or ACH transaction within 15 days; or when you request "stop payment" of a Redemption Check by telephone or in writing. A "stop payment" request may be made by calling 1-800-621-1048.

 .GENERAL
  If shares of a Portfolio to be redeemed were purchased by check or through an ACH transaction (see "Special Features--Electronic Funds Transfer Pro-grams") the Fund may delay transmittal of redemption proceeds until it has de-termined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire trans-fer or Redemption Check) until the shares being redeemed have been owned for at least 15 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no such delay when the shares being redeemed were originally purchased by wiring Federal Funds.

  If shares being redeemed were acquired from an exchange of shares of a mu-tual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

  Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individ-ual and institutional accounts and pre-authorized telephone redemption trans-actions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account appli-cation. The Fund or its agents may be liable for losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agent reasonably believe, based upon rea-sonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verifica-tion procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon in-structions and sending written confirmations.

  Because of the high cost of maintaining small accounts, THE FUND MAY ASSESS A MONTHLY FEE OF $3 ON ANY ACCOUNT WITH A BALANCE BELOW $1,000 FOR 30 CONSECUTIVE DAYS. The fee will not apply to accounts enrolled in an automatic investment program or to IRAs. See "How To Buy Shares".

                               EXCHANGING SHARES

  Diversification is at the heart of most effective investment planning. That's why we make it easy for you to exchange your shares of Kemper Money Market Fund for shares of the Kemper Funds. Please remember that money market shares you acquire by dividend reinvestment may be exchanged into a Kemper Mu-tual Fund with no sales charge; though shares you purchase are subject to the applicable sales charge.

  The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Ex-changes are made based on relative dollar values of the shares involved in the exchange. We don't charge you a service fee for an exchange; however, dealers or other firms may charge for their services. To exchange shares, call us or contact your financial adviser to obtain prospectuses of the Kemper Funds in which you are interested. You may make an exchange by mail or by telephone:

 . BY TELEPHONE
  Once you've completed the authorization section on the account application and we have it on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on lia-bility described under "How To Sell Shares--General." During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege.

 . BY MAIL

  Send your request to:

  Kemper Money Market Fund

  P.O. Box 419557

  Attention: Exchange Department

  Kansas City, Missouri 64141-6557

  Exchanges will be effected by redemption of shares of the fund held and pur-chase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depend-ing upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Any certificates for shares must be de-posited prior to any exchange of such shares. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days prior written notice of any termination or material change will be provided.

SYSTEMATIC EXCHANGE PRIVILEGE

  The owner of $1,000 or more of the shares of a Kemper Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of another such Kemper Fund. If selected, exchanges will be made auto-matically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that there is no minimum investment requirement for the Kemper Fund acquired on exchange. This privilege may not be used for the exchange of shares held in certificated form.

  Subject to the limitations described in this section, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kem-per Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Secu-rities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Re-serves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value+Growth Fund and Kemper-Dreman Fund, Inc. ("Kemper Mutual Funds") and certain "Money Market Funds" (Kemper Money Market Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by pur-chase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Shares purchased by check or through an ACH transaction may not be exchanged until they have been owned for at least 15 days. In addition, shares of Kemper Funds, other than a Money Market Fund and Kemper Cash Reserves Fund, acquired by exchange from another fund may not be exchanged thereafter until they have been owned for 15 days. Series of Kemper Target Equity Fund will be available on exchange only during the Offer-ing Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with Kemper Distributors, Inc. with respect to such funds. Exchanges may only be made for funds that are available for sale in the share-holder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California; and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.

SPECIAL RETIREMENT PLANS

  Shareholders of the Money Market Portfolio who have purchased shares because they are participants in tax-exempt retirement plans of KFS and its affiliates may exchange their shares for Class I shares of any "Kemper Mutual Fund" listed above to the extent that they are available through their plan. Con-versely, shareholders of Class I shares may exchange their shares for shares of the Money Market Portfolio if the shareholders of Class I shares have pur-chased shares because they are participants in tax-exempt retire ment plans of KFS and its affiliates. Exchanges will be made at the shares' relative net asset values through their plan. Exchanges are subject to the lim-itations set forth above.

                                SPECIAL FEATURES
 . KEMPER MONEY-PLUSSM ACCOUNT

  The Kemper Money-PLUSSM Account is a cash management program offering a com-bination of features and benefits. The program includes checkwriting (no mini-mum dollar amount) and a VISA(R) Gold Check Card (a debit card). The INVESTORS MONEYCARDSM VISA(R) is issued by Investors Fiduciary Trust Company ("IFTC"). Currently, the fee for this service is $65 a year with charges for additional checks. There is a fee of $1.00 per transaction for use of Automated Teller Ma-chines. The minimum initial account balance required to be eligible for this privilege is $5,000. You may use only the Redemption Checks provided through the Kemper Money-PLUSSM Account. Any check for an amount in excess of the funds available for redemption from the shareholder's account will be returned and will subject the account to additional service fees. If you have the INVESTORS MONEYCARDSM VISA(R) and request an expedited wire transfer redemption, the wire will be sent on the next business day following the request. Fees and features of the Kemper Money-PLUSSM Account are subject to modification. This program is available only to those who are residents of the United States. Shareholders should contact the Shareholder Service Agent at 1-800-537-6001 for more information.

 . ELECTRONIC FUNDS TRANSFER PROGRAMS

  For your convenience, the Fund has established several investment and redemp-tion programs using electronic funds transfer via the ACH System which are de-scribed below. There is currently no charge by the Fund for these programs. Shareholders should contact the Shareholder Service Agent at 1-800-621-1048 for more information.

 . EXPRESS-TRANSFER With just one easy phone call, EXPRESS-Transfer quickly and conveniently transfers money (maximum $50,000) from your bank, savings and loan or credit union account to purchase shares in the Fund. You can also redeem shares (minimum $500 and maximum $50,000) from your Fund account and transfer the proceeds to your bank, savings and loan or credit union checking account. When you choose to participate in the EXPRESS-Transfer program, you designate the bank, savings and loan or credit union account which will be debited or credited under the program. After you have received a notice confirming that this service has been added to your Fund account, please allow a minimum of 20 days for bank notification and processing. By choosing to participate in this program, you authorize the Shareholder Service Agent to rely upon telephone in-structions from any person to transfer the specified amounts between your Fund account and your predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "How To Sell Shares--General." The Shareholder Service Agent will then purchase or redeem sufficient full and fractional shares in your account to satisfy the request. Once you are enrolled in EXPRESS-Transfer, you can initiate a transaction by simply calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Central time. See "How To Sell Shares--General" for informa-tion on our 15 day hold policy. Any account holder may terminate this privilege by sending written notice to Kemper Money Market Fund, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts. This program may not be used for tax-deferred plans such as Individual Retirement Accounts
(IRAs).

 . BANK DIRECT DEPOSIT You may establish an automatic investment program with your Fund account. With Bank Direct Deposit, monthly investments (maximum $50,000) are made automatically from your account at a bank, savings and loan, or credit union into your Fund account. By signing up for this privilege, you authorize the Fund and its agents to take money out of your predesignated bank, savings and loan or credit union account and invest that money in your Fund ac-count. Any account owner may terminate this privilege simply by sending written notice to Kemper Money Market Fund, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Serv-ice Agent has had a reasonable time to act upon the request. This privilege may not be used with passbook savings accounts.

 . PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT You may conveniently in-vest in the Fund through Payroll Direct Deposit or Government Direct Deposit. You can arrange to have all or a portion of your net pay or government check automatically invested in your Fund account each payment period. You may termi-nate your participation in these programs by giving written notice to your em-ployer or the government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of your employer or the government agency making the payment or any financial institution transmit-ting payment.

  To use these features, your financial institution must be affiliated with the ACH System. This ACH affiliation permits the Shareholder Service Agent to elec-tronically transfer money between your bank account or employer's payroll bank in the case of Payroll Direct Deposit or the U.S. Government in the case of Government Direct Deposit, and your Fund account. Your financial institution's crediting policies for these transferred funds may vary. These features may be amended or terminated at any time by the Fund.

OTHER SPECIAL FEATURES
  Information about the following special features is contained in the State-ment of Additional Information. Additional information may also be obtained by contacting Kemper Shareholder Services at 1-800-621-1048.
  --Systematic Withdrawal Programs
  --Tax Sheltered Retirement Programs

                              DIVIDENDS AND TAXES

 . DIVIDEND PAYMENT
  To help keep your account growing, dividends from any Portfolio are automati-cally reinvested in additional shares of that Portfolio, unless you request payment by check on your account application or make such a request later. Div-idends are declared daily and paid monthly.

  Dividends are normally reinvested on the 25th of each month if a business day, otherwise on the prior business day. If you've chosen to receive dividends in cash, checks will be mailed monthly to you or any person you designate. Shareholders may request this option by contacting the Shareholder Service Agent (see "How To Buy Shares").

 . DIVIDEND EXCHANGE PRIVILEGE

  Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Fund offering this privilege at the net asset value of the other fund. See "Exchanging Shares" for a list of these Kemper Funds. To use this privilege of investing Fund dividends in shares of another Kemper Fund, shareholders must maintain either a minimum account value of $1,000 in this

Fund and a minimum account value of $1,000 in the fund in which dividends are reinvested. Share certificates will only be issued on request.

 .TAXABLE PORTFOLIOS
  The Money Market Portfolio and the Government Securities Portfolio each in-tend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and if so qualified will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as or-dinary income whether received in cash or reinvested in additional shares. Div-idends from these Portfolios do not qualify for the dividends received deduc-tion available to corporate shareholders.

 .TAX-EXEMPT PORTFOLIO
  The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for fed-eral income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated in-vestment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax pur-poses, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. All taxpayers will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned dur-ing the year, including exempt-interest dividends from the Tax-Exempt Portfolio.

  Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent pro-vided by regulations to be issued by the Secretary of the Treasury, exempt-in-terest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio re-ceives from private activity bonds, reduced by allowable deductions. For the 1994 calendar year, 10% of the net interest income of the Tax-Exempt Portfolio was derived from "private activity bonds."

  Exempt-interest dividends, except to the extent of interest from "private ac-tivity bonds," are not treated as a tax preference item. For a corporate share-holder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax pref-erence item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

  Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified in-come includes adjusted gross income, tax-exempt interest, including exempt-in-terest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

  The tax exemption of dividends from the Tax-Exempt Portfolio for federal in-come tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolio are advised to consult their own tax adviser as to the status of their accounts under state and local tax laws.

 .THE FUND
  Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on De-cember 31 of the calendar year in which declared for federal income tax pur-poses. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distri-bution requirements contained in the Code.

  Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) ac-counts are required by law to withhold 20% of the taxable portion of any dis-tribution that is eligible to be "rolled over." The 20% withholding require-ment does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

  After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction, except that statements will be sent quarterly for dividend reinvestment and periodic investment and redemp-tion programs. Tax information will be provided annually. Shareholders are en-couraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete rec-ords may obtain historical account transaction information at a reasonable fee.

                              INVESTMENT MANAGER


  Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. KFS has been engaged in the management of investment funds for more than forty-five years and is one of the largest investment managers in the country. KFS and its affiliates pro-vide investment advice and manage investment portfolios for the Kemper Funds, the Kemper insurance companies, Kemper Corporation and other corporate, pen-sion, profit-sharing and individual accounts representing approximately $63 billion under management, including $13 billion in money market fund assets. KFS acts as investment manager for 26 open-end and seven closed-end investment companies, with 64 separate investment portfolios, representing more than 3 million shareholder accounts. KFS is a wholly-owned subsidiary of Kemper Financial Companies, Inc., which is a financial services holding company that is more than 99% owned by Kemper Corporation ("Kemper"), a diversified insur-ance and financial services holding company.

  Kemper has entered into a definitive agreement with an investor group led by Zurich Insurance Company ("Zurich") pursuant to which Kemper would be acquired by the investor group in a merger transaction. As part of the transaction, Zu-rich or an affiliate would purchase KFS. The Kemper and Zurich boards have ap-proved the transaction. In addition, because the transaction would constitute an assignment of the Fund's investment management agreement with KFS under the Investment Company Act of 1940, and therefore a termination of such agreement, KFS has received approval of a new agreement from the Fund's board and share-holders. Consummation of the transaction is subject to remaining contingen-cies, including state insurance department regulatory approvals. The investor group has informed Kemper that it expects the transaction to close early in 1996.

  Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by KFS. The investment management agreement provides that KFS shall act as the Fund's investment adviser, manage its investments and provide it with various serv-ices and facilities.

  For the services and facilities furnished, the Fund pays an annual invest-ment management fee, payable monthly, on a graduated basis ranging from .50 of 1% of the first $215 million of average daily net assets of the Fund, to .25 of 1% of average daily net assets of the Fund over $800 million.

  Kemper Distributors, Inc. ("KDI"), 120 South LaSalle Street, Chicago, Illi-nois 60603, an affiliate of KFS, is the principal underwriter of the Fund and acts as agent of the Fund in the sale of its shares.

  Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have cus-tody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Com-pany, 811 Main Street, Kansas City, Missouri 64105, an affiliate of KFS, serves as Shareholder Service Agent of the Fund.

                                  PERFORMANCE

  The Fund may advertise several types of performance information for a Port-folio, including "yield," "effective yield," "total return," "average annual total return" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." Please remember that performance information is based upon historical earnings and is not representative of future performance. The yield of a Portfolio re-fers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual pe-riod and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Average an-nual total return and total return measure both net investment income and any realized or unrealized appreciation or depreciation of, a Portfolio's invest-ments, assuming reinvestment of all dividends. Average annual total return represents the average annual percentage change over the period and total re-turn represents the aggregate percentage or dollar value change over the peri-od. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Exempt Portfolio's yield for an investor in a stated federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Exempt Portfolio's yield that is tax-exempt.

  The performance of a Portfolio may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund re-porting services such as Lipper Analytical Services, Inc. ("Lipper"). A Port-folio's performance and its relative size may be compared to other money mar-ket mutual funds as reported by IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Portfolio's performance to that of various bank products as reported by BANK RATE MON

ITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Portfolio also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which adjusts its return for the effects of inflation.

  Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Fund may depict the historical performance of the securities in which a Port-folio may invest over periods reflecting a variety of market or economic con-ditions either alone or in comparison with alternative investments, perfor-mance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

  Each Portfolio's returns will fluctuate. Shares of the Fund are not insured. Additional information concerning a Portfolio's performance appears in the Statement of Additional Information.

                               CAPITAL STRUCTURE

  The Fund is an open-end, diversified, management investment company, orga-nized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 29, 1985, the Money Market Portfolio, pursuant to a reorga-nization, succeeded to the assets and liabilities of Kemper Money Market Fund, Inc., a Maryland corporation organized on September 19, 1974. Effective Novem-ber 14, 1986, the Government Securities Portfolio succeeded to the assets and liabilities of Kemper Government Money Market Fund, a business trust organized under the laws of Massachusetts on August 9, 1985. Effective November 29, 1985, Kemper Government Money Market Fund succeeded to the assets and liabili-ties of Kemper Government Money Market Fund, Inc., a Maryland corporation or-ganized November 3, 1981. The Tax-Exempt Portfolio commenced public offering of its shares on September 10, 1987. The Fund may issue an unlimited number of shares of beneficial interest, all having no par value. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and re-strictions. Since the Fund may offer multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transfer-able without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or ap-proving an investment management agreement. Subject to the Agreement and Dec-laration of Trust of the Fund, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate except when voting in the ag-gregate is required under the 1940 Act, such as for the election of trustees.

                          ACCOUNT SERVICES DIRECTORY

       To avoid delays in the future, it is a good idea to sign up for account services

           and features at the time an account is opened.
TO OPEN A NEW ACCOUNT

If you would like to open a new account or need a question answered, call a Kemper Money Fund Specialist between 8 a.m. and 6 p.m. Central time at 1-800-537-6001.

CURRENT ACCOUNT ASSISTANCE

If you have a question about a current account, call a Shareholder Services Representative between 7 a.m. and 6 p.m. Central time, Monday through Friday, and between 9 a.m. and 2 p.m. Central time on Saturday at 1-800-621-1048.

For better service, please have your account number and your most recent statement at hand. For a special phone line for hearing impaired shareholders with a TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD), call 1-800-972-3006.


24-HOUR ACCOUNT INFORMATION

From a touch-tone phone, you can use KemperACCESS, our automated account in-formation service, to obtain the following information 24 hours a day (1-800-972-3060):

 . account balance

               . last dividend paid

 . current yield

               . transaction confirmation


 . pre-authorized transfers to and from a bank account

CHECKWRITING

You can write any number of checks for $500 or more against your available account balance. See MoneyPlusSM Account for a no-minimum checking option.

AUTOMATIC CHECK DEPOSIT

You can save time by signing up for direct deposit of Payroll or Government checks into your Kemper Money Market Fund account. Ask your employer about how to arrange this with all or part of your paycheck. Government Direct Deposit forms are available by calling 1-800-621-1048.

AUTOMATIC INVESTING

If you already directly deposit your paycheck into a bank account, you may want to consider using Bank

Direct Deposit to help set aside some money for the future. You specify the frequency and amount of your investment, and Kemper will automatically have money from your personal checking or savings account transferred to your Kem-per Money Market Fund account. And this service may be changed at any time . . . even deferred for a few months if you need to.

MONEY-BY-PHONE

You can make transfers from your money market account to your bank account with just a phone call if you sign up for EXPRESS-Transfer. This feature also allows you to transfer money to your Kemper Money Market account over-the-phone. These transfers generally take 1-2 days, depending on the time of day that you call Shareholder Services.

You can also request an expedited (same day) wire transfer from your money market account to your bank if you call before 11 a.m. Central time ($1,000 minimum redemption).

AUTOMATIC BILL-PAYING

The Systematic Withdrawal feature can be used to pay a regular, important bill such as a mortgage or car payment. You designate when and how much, and Kemper will make the payment directly from your money market account.

MONEYPLUSSM ACCOUNT

A powerful money management feature that makes it easy and economical to use your Kemper Money Market Fund for day-to-day transactions. For a $65 annual fee, you get unlimited checkwriting and a VISA Gold Check Card to use for debit and ATM transactions. For special forms to sign-up for this add-on fea-ture, call 1-800-537-6001. For customer service on the VISA card, call 1-800-346-8904.

EXCHANGES WITH KEMPER MUTUAL FUNDS

You can exchange between Kemper Funds with just a phone call to Shareholder Services between 8 a.m. and 3 p.m. Central time, Monday through Friday. To ex-change between the Kemper Funds, call Kemper Shareholder Services at 1-800-621-1048.

[LOGO OF KEMPER MUTUAL FUNDS]
We're Building Tomorrows Today/SM/



Investment Manager
KEMPER FINANCIAL SERVICES, INC.
Principal Underwriter:
KEMPER DISTRIBUTORS, INC.
120 South LaSalle Street
Chicago, Illinois 60603


                                  PROSPECTUS
                                --------------

                                 Kemper Money
                                  Market Fund


                               November 20, 1995

                            ----------------------
                            Money Market Portfolio

                        Government Securities Portfolio

                             Tax-Exempt Portfolio
                            ----------------------




                                    Kemper
                         [LOGO OF KEMPER MUTUAL FUNDS]

                            KEMPER MONEY MARKET FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                LOCATION IN STATEMENT OF
 ITEM NUMBER OF FORM N-1A                       ADDITIONAL INFORMATION
 ------------------------                       ------------------------
 10. Cover Page...............................  Cover Page
 11. Table of Contents........................  Table of Contents
 12. General Information and History..........  Inapplicable
 13. Investment Objectives and Policies.......  Investment Restrictions;
                                                Municipal Securities;
                                                Appendix
 14. Management of the Fund...................  Investment Manager; Officers
                                                and Trustees
 15. Control Persons and Principal Holders of
     Securities...............................  Officers and Trustees
 16. Investment Advisory and Other Services...  Investment Manager; Officers
                                                and Trustees
 17. Brokerage Allocation and Other Practices.  Portfolio Transactions
 18. Capital Stock and Other Securities.......  Shareholder Rights
 19. Purchase, Redemption and Pricing of Secu-
     rities                                     Purchase and Redemption of
     Being Offered............................  Shares;
                                                Dividends, Net Asset Value and
                                                Taxes
 20. Tax Status...............................  Dividends, Net Asset Value and
                                                Taxes
 21. Underwriters.............................  Investment Manager
 22. Calculations of Performance Data.........  Performance
 23. Financial Statements.....................  Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                            NOVEMBER 20, 1995

                           KEMPER MONEY MARKET FUND
               120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
                                (800) 621-1048

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Kemper Money Market Fund (the "Fund") dated November 20, 1995. The prospectus may be obtained without charge by calling or writing the Fund.

                               ---------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
       Investment Restrictions............................................. B-1
       Municipal Securities................................................ B-4
       Investment Manager.................................................. B-5
       Portfolio Transactions.............................................. B-6
       Purchase and Redemption of Shares................................... B-7
       Dividends, Net Asset Value and Taxes................................ B-8
       Performance......................................................... B-9
       Officers and Trustees............................................... B-14
       Special Features.................................................... B-16
       Shareholder Rights.................................................. B-16
       Appendix--Ratings of Investments.................................... B-18

The financial statements appearing in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.

KMMF-13 11/95

LOGO
  printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted for its Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio certain investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by holders of a majority of such Portfolio's outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Portfolio.

THE MONEY MARKET PORTFOLIO may not:

(1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations in accordance with its investment objective and policies).

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Portfolio's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9) Write, purchase or sell puts, calls or combinations thereof.

(10) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances when management considers it to be in the best interests of the Portfolio in attaining its investment objective.

(11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(12) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(13) Invest for the purpose of exercising control or management of another issuer.

(14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(17) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(18) Issue senior securities as defined in the Investment Company Act of 1940.

THE GOVERNMENT SECURITIES PORTFOLIO may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(7) Issue senior securities as defined in the Investment Company Act of 1940.

THE TAX-EXEMPT PORTFOLIO may not:

(1) Purchase securities if as a result of such purchase 25% or more of the Portfolio's total assets would be invested in any one industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(3) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(6) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(7) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

(8) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(9) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Invest in commodities or commodity futures contracts or in real estate except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(13) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(14) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(15) Issue senior securities as defined in the Investment Company Act of 1940.

If a Portfolio adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolios did not borrow money, as permitted by investment restrictions number 7 (Money Market Portfolio), number 4 (Government Securities Portfolio) and number 5 (Tax-Exempt Portfolio), in the latest fiscal year; and they have no present intention of borrowing during the coming year. In any event, borrowings would only be as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

MUNICIPAL SECURITIES

Municipal Securities which the Tax-Exempt Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

INVESTMENT MANAGER

INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS") is the Fund's investment manager. Pursuant to an investment management agreement, KFS acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Fund's expenses generally are allocated among the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

The investment management agreement continues in effect from year to year for each Portfolio so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of each Portfolio or the Board of Trustees. If continuation is not approved for a Portfolio, the investment management agreement nevertheless may continue in effect for the Portfolios for which it is approved and KFS may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the Investment Company Act of 1940. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Portfolio with respect to that Portfolio, and will terminate automatically upon assignment. Shareholders of each Portfolio will vote separately upon continuation of the investment management agreement and upon other matters affecting only an individual Portfolio. Additional Portfolios may be subject to a different agreement. The agreement provides that KFS shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of KFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

For the services and facilities furnished, the Fund pays an annual investment management fee, payable monthly, on a graduated basis of .50% of the first $215 million of average daily net assets of the Fund, .375% on the next $335 million, .30% on the next $250 million and .25% of average daily net assets of the Fund over $800 million. KFS has agreed to reimburse the Fund should all operating expenses of the Fund, including the investment management fee of KFS but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average net assets of the Fund and 1% of average net assets over $30 million on an annual basis. The investment management fee and the expense limitation are computed based upon the average daily net assets of all Portfolios of the Fund managed by KFS and are allocated among such Portfolios based upon the relative net assets of each Portfolio.

For its services as investment adviser and manager and for facilities furnished during the fiscal years ended July 31 indicated, the Fund incurred investment management fees for the Portfolios as shown.

PORTFOLIO                                       1995        1994        1993
---------                                    ----------- ----------- -----------
Money Market................................ $10,924,000 $11,439,000 $13,397,000
Government Securities....................... $ 1,637,000 $ 1,840,000 $ 2,169,000
Tax Exempt.................................. $ 2,072,000 $ 2,100,000 $ 2,088,000

PRINCIPAL UNDERWRITER. Kemper Distributors, Inc. ("KDI"), an affiliate of KFS, is the principal underwriter for shares of the Fund and acts as agent of the Fund in the sale of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice and shares are voted in the aggregate and not by Portfolio whenever shareholders vote with respect to such agreement.

Certain officers or trustees of the Fund are also directors or officers of KFS and KDI as indicated under "Officers and Trustees."

CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of KFS, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC, annual account fees of a maximum of $8 per account plus account set-up, transaction, maintenance and out-of-pocket expense reimbursement. For the fiscal year ended July 31, 1995, IFTC remitted shareholder service fees in the amount of $7,656,000 to KSvC as Shareholder Service Agent.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Portfolio shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Portfolio shares. This may increase or decrease the yield of a Portfolio depending upon management's ability to correctly time and execute such transactions. Since a Portfolio's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so each Portfolio's portfolio turnover rate for reporting purposes is zero.

KFS is the investment manager for the Kemper Funds and KFS and its affiliates also furnish investment management services to other clients including Kemper Corporation and the Kemper insurance companies. KFS is the sole shareholder of Kemper Asset Management Company and Kemper Investment Management Company Limited. These three entities share some common research and trading facilities. Dreman Value Advisors, Inc. ("DVA"), a subsidiary of KFS, is investment manager for Kemper-Dreman Fund, Inc. and sub-adviser for another Kemper Fund. At times investment decisions may be made to purchase or sell the same investment security for a Portfolio and for one or more of the other clients of KFS or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

KFS, in effecting purchases and sales of portfolio securities for the account of each Portfolio, will implement the Fund's policy of seeking the best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, clearance procedures, reliability and other factors. In selecting among the firms believed to meet the criteria for handling a particular transaction, KFS may give consideration to those firms that provide market, statistical and other research information to the Fund and KFS, although KFS is not authorized to pay higher prices to firms that provide such services. Any research benefits derived are available for all clients, including clients of affiliated companies. Since it is only supplementary to KFS's own research efforts and must be analyzed and reviewed by KFS' staff, the receipt of research information is not expected to materially reduce expenses. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Fund for such purchases and none were paid by any Portfolio during the Fund's last three fiscal years. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Shares of each Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the Fund's prospectus. There is no sales charge. The minimum initial investment in any Portfolio is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or KFS and its affiliates and the $3 monthly fee assessed on accounts below $1,000. An investor wishing to open an account should use the Account Application Form available from the Fund and choose one of the methods of purchase described in the Fund's prospectus. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent, of a request for redemption in proper form, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the same Portfolio unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Fund are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.

NET ASSET VALUE. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TAXES. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users' of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons' to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for a Portfolio may be shown in the form of "yield," "effective yield," "total return," "average annual total return" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." These various measures of performance are described below.

Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

Each Portfolio's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +
1)/365/7/ - 1.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.

  All performance information shown below is for periods ended July 31, 1995.

                                                     *TAX-             AATR          TOTAL  TOTAL   TOTAL
                         YIELD  EFFECTIVE YIELD EQUIVALENT YIELD AATR   5     AATR   RETURN RETURN RETURN
PORTFOLIO                7 DAYS     7 DAYS           7 DAYS      1 YR. YRS.  10 YRS. 1 YR.  5 YRS. 10 YRS.
---------                ------ --------------- ---------------- ----- ----  ------- ------ ------ -------
Money Market............  5.5%        5.7%            --          5.2% 4.7%    6.1%   5.3%   25.3%  80.8%
Government Securities...  5.5         5.7             --          5.2  4.6     6.0    5.4    25.1   78.6
Tax-Exempt..............  3.7         3.8             5.9%        3.4  3.4     4.2**  3.5    18.1   38.1**

-------

   * Based upon a marginal federal income tax rate of 37.1%.
  **Since 9/10/87.

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Portfolio that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Money market mutual funds allow smaller investors to participate in the money market and to receive money market yields that previously were available only to those investors with large sums of money. Prior to the introduction of the first money market mutual funds, small investors wanting to manage their cash reserves had a limited choice of bank products available with a predetermined set of interest rates such as passbook savings accounts and checking accounts. Currently, there are hundreds of money market funds managing billions of dollars for millions of investors. Kemper Money Market Fund is one of the largest money market funds.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio with that of their competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), the performance of the Fund's Portfolios may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC/Donoghue's Money Fund Report(R), or Money Market Insight(R), reporting services on money market funds. As reported by IBC/Donoghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

Lipper and IBC/Donoghue's reported the following results for the Money Market Portfolio and the Government Securities Portfolio.

LIPPER ANALYTICAL SERVICES, INC.         IBC/DONOGHUE'S


                           MONEY MARKET
                           PORTFOLIO'S
                            RANKING VS
                           MONEY MARKET
PERIOD ENDED 8/31/95     INSTRUMENT FUNDS
--------------------  ----------------------
1 Year...............     34 out of 256
3 Months.............     30 out of 283
1 Month..............     38 out of 285
                            GOVERNMENT
                            SECURITIES
                      PORTFOLIO'S RANKING VS
                         U.S. GOVERNMENT
PERIOD ENDED 8/31/95    MONEY MARKET FUNDS
--------------------  ----------------------
1 Year...............      5 out of 107
3 Months.............     11 out of 114
1 Month..............     11 out of 114

                     MONEY    AVERAGE YIELD
                    MARKET     ALL TAXABLE
PERIOD ENDED      PORTFOLIO'S MONEY MARKET
8/31/95              YIELD        FUNDS
------------      ----------- -------------
1 Year...........    5.45%        5.25%
1 Month..........    5.43         5.27
7 Days**.........    5.43         5.25

                  GOVERNMENT  AVERAGE YIELD
                  SECURITIES   ALL TAXABLE
PERIOD ENDED      PORTFOLIO'S  GOVERNMENT
8/31/95              YIELD     MONEY FUNDS
------------      ----------- -------------
1 Year...........    5.48%        5.05%
1 Month..........    5.46         5.09
7 Days**.........    5.47         5.07

According to IBC/Donoghue's, for the one-year period ended August 31, 1995, the Money Market Portfolio ranked by yield #20 among 217 General Purpose Money Funds (this category does not include money market funds whose shares are marketed primarily to institutional investors). According to IBC/Donoghue's, for the one-year period ended August 31, 1995, the Government Securities Portfolio ranked by yield #5 among 195 Taxable Government Money Funds (this category does not include taxable government money funds whose shares are marketed primarily to institutional investors). For the one year period ended August 31, 1995, the Tax-Exempt Portfolio ranked by yield #7 among 123 Tax-Free Money Funds (this category does not include tax-free money funds whose shares are marketed primarily to institutional investors or state specific tax-free money funds). The Money Market Portfolio ranked #2 among 83 General Purpose Money Funds with a ten-year history according to IBC/Donoghue's as of December 31, 1994. The Government Securities Portfolio ranked #3 among 54 Government Money Funds with a ten-year history according to IBC/Donoghue's as of December 31, 1994. The number of shareholder accounts in the Fund was approximately 285,000 at September 29, 1995, including 237,000 in the Money Market Portfolio, 28,000 in the Government Securities Portfolio, and 19,000 in the Tax-Exempt Portfolio. The value of shares in the Fund as of August 31, 1995 was approximately $5.5 billion, including $4.1 billion in the Money Market Portfolio, $616 million in the Government Securities Portfolio and $762 million in the Tax-Exempt Portfolio. The Money Market Portfolio was the 24th largest in total assets of 659 Taxable Money Market Funds reported by IBC/Donoghue's as of August 31, 1995.

  The following investment comparisons are based upon information reported by Lipper and IBC/Donoghue's. In the comparison of the Tax-Exempt Portfolio's performance versus the comparison yields, the performance of that Portfolio has been adjusted on a taxable equivalent basis assuming a marginal federal tax rate of 37.1% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).

LIPPER ANALYTICAL SERVICES, INC.         IBC/DONOGHUE'S

                             TAX-EXEMPT
                            PORTFOLIO'S
                          RANKING VS TAX-
                               EXEMPT
PERIOD ENDED 8/31/95     MONEY MARKET FUNDS
--------------------     ------------------
1 Year..................    5 out of 122
3 Months................    5 out of 129
1 Month.................    4 out of 130

                              AVERAGE YIELD
                      TAX-    ALL TAX-FREE
PERIOD ENDED         EXEMPT   MONEY MARKET
8/31/95             PORTFOLIO     FUNDS
------------        --------- -------------
1 Year.............   3.62%       3.25%
1 Month............   3.66        3.22
7 Days***..........   3.66        3.21

                             LIPPER                LIPPER
                           TAX-EXEMPT TAX-EXEMPT   MONEY
                             MONEY    PORTFOLIO    MARKET
                   TAX-      MARKET    TAXABLE   INSTRUMENT
                  EXEMPT      FUND    EQUIVALENT   FUNDS
PERIOD           PORTFOLIO  AVERAGE     BASIS*    AVERAGE
------           --------- ---------- ---------- ----------
1 Year Ended
 8/31/95           3.62%      3.19%      5.76%      5.17%

                       TAX-
                      EXEMPT     AVERAGE
                    PORTFOLIO   YIELD ALL
                     TAXABLE     TAXABLE
PERIOD ENDED        EQUIVALENT MONEY MARKET
8/31/95               BASIS*      FUNDS
------------        ---------- ------------
1 Year.............    5.76%       3.25%
1 Month............    5.82        3.22
7 Days***..........    5.82        3.21

-------
*Source: Kemper Financial Services, Inc. (not reported by IBC/Donoghue's). **For Period Ended 8/30/94.
***For Period Ended 8/29/94.

For the ten, five and one year periods ended September 29, 1995, Lipper ranked the Money Market Portfolio #5 of 107, #19 of 172 and #32 of 251, respectively, among Money Market Instrument Funds. Lipper also ranked the Money Market Portfolio #1 in such category for the periods shown below.

 NUMBER
   OF
  FUNDS
   IN                                                                    PERIOD
 ATEGORYC                                                       PERIOD   ENDING
--------                                                       -------- --------
   41.........................................................  3 Years 12/31/80
   23.........................................................  5 Years 12/31/80
   50.........................................................  3 Years 12/31/81
   34.........................................................  5 Years 12/31/81
  110.........................................................  3 Years 12/31/84
   81.........................................................  4 Years 12/31/84
   66.........................................................  5 Years 12/31/84
  109.........................................................  4 Years 12/31/85
   80.........................................................  5 Years 12/31/85
  142.........................................................  5 Years 12/31/88
   39......................................................... 10 Years 12/31/88
   54......................................................... 10 Years 12/31/89
   33......................................................... 12 Years 12/31/89
   64......................................................... 10 Years 12/31/90
   79......................................................... 10 Years 12/31/91
   31......................................................... 15 Years 12/31/92
   36......................................................... 15 Years 12/31/93

As indicated in the prospectus, a Portfolio's performance also may be compared on a before or after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and 6-month maturity certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received, without charge.

The table below compares the seven day average yields of the Money Market Portfolio and the Government Securities Portfolio at August 31, 1995 with the rates for money market deposit accounts, interest bearing checking accounts and 6-month maturity certificates of deposit reported for August 31, 1995 for the BANK RATE MONITOR National Index(TM) for each of the ten Consolidated Standard Metropolitan Statistical Areas that are covered by that index and for all areas combined. The information provided below is historical and is not necessarily representative of future performance of any type of bank product or of any Portfolio of the Fund. The rates reported by the BANK RATE MONITOR(TM) are not necessarily representative of the rates offered by banks outside of the scope of report. Furthermore, rate information for one area of the country is not necessarily representative of rates in other areas. The rates provided for the bank accounts assume no compounding and are for the lowest minimum deposit required to open an account. Higher rates may be available for large deposits.

                                                                                   GOVERNMENT
                           MONEY MARKET    INTEREST       6-MONTH     MONEY MARKET SECURITIES
                         DEPOSIT ACCOUNTS  CHECKING   CERTIFICATES OF  PORTFOLIO   PORTFOLIO
AREA                       STATED RATE    STATED RATE  DEPOSIT RATE      YIELD       YIELD
----                     ---------------- ----------- --------------- ------------ ----------
New York................       3.01%         1.49%         4.88%          5.43%       5.47%
Los Angeles.............       2.32          1.03          4.99           5.43        5.47
Chicago.................       3.15          1.75          5.40           5.43        5.47
San Francisco...........       2.35          1.01          4.90           5.43        5.47
Philadelphia............       2.41          1.21          4.16           5.43        5.47
Detroit.................       2.92          1.85          4.81           5.43        5.47
Boston..................       3.01          1.40          5.09           5.43        5.47
Houston.................       3.13          1.58          4.78           5.43        5.47
Dallas..................       3.09          1.51          4.77           5.43        5.47
Washington..............       3.01          2.32          5.11           5.43        5.47
NATIONAL INDEX..........       2.84          1.52          4.89           5.43        5.47

Since January, 1984, the Money Market Portfolio has had a higher yield than the BANK RATE MONITOR National Index(TM) for both money market deposit accounts and for interest bearing checking accounts for 604 out of 604 weeks through August 31, 1995

Investors may also want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment-- tax-exempt or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1995 federal tax rate schedules.

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $114,700

                                    YOUR         A TAX-EXEMPT YIELD OF:
        TAXABLE INCOME            MARGINAL    2%   3%   4%   5%   6%   7%
                                 FEDERAL TAX   IS EQUIVALENT TO A TAXABLE
    SINGLE            JOINT         RATE               YIELD OF:
---------------------------------------------------------------------------
$23,350-$56,550  $39,000-$94,250    28.0%    2.78 4.17 5.56 6.94 8.33  9.72
---------------------------------------------------------------------------
Over $56,550     Over $94,250       31.0     2.90 4.35 5.80 7.25 8.70 10.14
---------------------------------------------------------------------------

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $114,700*

                                        YOUR         A TAX-EXEMPT YIELD OF:
          TAXABLE INCOME              MARGINAL    2%   3%   4%   5%   6%    7%
                                     FEDERAL TAX   IS EQUIVALENT TO A TAXABLE
     SINGLE              JOINT          RATE                YIELD OF:
--------------------------------------------------------------------------------
$56,550-$117,950   $94,250-$143,600     31.9%    2.94 4.41 5.87 7.34  8.81 10.28
--------------------------------------------------------------------------------
$117,950-$256,500  $143,600-$256,500    37.1     3.18 4.77 6.36 7.95  9.54 11.13
--------------------------------------------------------------------------------
Over $256,500      Over $256,500        40.8     3.38 5.07 6.76 8.45 10.14 11.82
--------------------------------------------------------------------------------

*This table assumes at least $3.75 of itemized deductions for each $100 of adjusted gross income over $114,700. For a married couple with adjusted gross income between $172,050 and $294,550 (single between $114,700 and $237,200), add 0.7% to the tax rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.76% (6% / (100% - 38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with KFS and KDI are as follows (The number following each person's title is the number of investment companies managed by KFS and its affiliates for which he or she holds similar positions):

DAVID W. BELIN (6/20/28), Trustee (22), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee (22), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee (22), 235A Elm Grove Road, Brookfield, Wisconsin; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee (22), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee (22), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

DAVID B. MATHIS (4/13/38), Trustee* (33), Kemper Center, Long Grove, Illinois; Chairman, Chief Executive Officer and Director, Kemper Corporation; Director, KFS, Kemper Financial Companies, Inc., and IMC Global Inc.; Chairman of the Board, Lumbermens Mutual Casualty Company.

SHIRLEY D. PETERSON, (9/3/41), Trustee (22), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; prior thereto, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.

WILLIAM P. SOMMERS (7/22/33), Trustee (22), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider), prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee* (33), 120 South LaSalle Street, Chicago, Illinois; President, Chief Operating Officer and Director, Kemper Corporation; Chairman, Chief Executive Officer, Chief Investment Officer and Director, KFS; Director, KDI, Kemper Financial Companies, Inc., Dreman Value Advisors, Inc. and LTV Corporation.

JOHN E. PETERS (11/4/47), Vice President* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Executive Vice President, KFS; President and Director, KDI; Director, Dreman Value Advisors, Inc.

CHARLES F. CUSTER (8/19/28), Vice President and Assistant Secretary* (33), 222 North LaSalle Street, Chicago, Illinois; Partner, Vedder, Price, Kaufman & Kammholz (attorneys), Legal Counsel to the Fund.

JEROME L. DUFFY (6/29/36), Treasurer* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (33), 120 South LaSalle Street, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, KFS.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (25), 120 South LaSalle Street, Chicago, Illinois; Vice President, KFS; Vice President and Director of State Registrations, KDI.

J. PATRICK BEIMFORD, Jr. (5/25/50), Vice President* (24), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President and Chief Investment Officer--Fixed Income, KFS.

FRANK RACHWALSKI, Jr. (3/26/45), Vice President* (9), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.

*Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund, except that Mr. Custer's law firm receives fees from the Fund as counsel to the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1995 fiscal year except that the information in the last column is for calendar year 1994.

                                                                 PENSION OR      TOTAL COMPENSATION
                                                             RETIREMENT BENEFITS    FROM FUND AND
                               AGGREGATE COMPENSATION        ACCRUED AS PART OF  KEMPER FUND COMPLEX
NAME OF TRUSTEE                       FROM FUND                 FUND EXPENSES    PAID TO TRUSTEES**
---------------          ----------------------------------- ------------------- -------------------
David W. Belin*.........               $14,400                        $0              $112,200
Lewis A. Burnham........               $ 9,400                        $0              $ 90,100
Donald L. Dunaway*......               $13,900                        $0              $115,400
Robert B. Hoffman.......               $ 9,200                        $0              $ 87,400
Donald R. Jones.........               $ 9,700                        $0              $ 94,300
Shirley D. Peterson***..               $     0                       $ 0              $      0
William P. Sommers......               $ 8,200                       $ 0              $ 84,100

-------

* Includes current fees deferred and interest pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Market Fund--Money Market Portfolio. Total deferred amounts and interest accrued through July 31, 1995 are $107,000 for Mr. Belin and $79,000 for Mr. Dunaway.

** Includes compensation for service on twenty-three Kemper funds (including two funds no longer in existence). Also includes amounts for new funds estimated as if they had existed at the beginning of the year.

*** Elected to board in September, 1995.

As of October 16, 1995, the officers and trustees of the Fund, as a group, owned less than 1% of the outstanding shares of each Portfolio and no person owned of record 5% or more of the outstanding shares of any Portfolio.

SPECIAL FEATURES

SYSTEMATIC WITHDRAWAL PROGRAM. If you own $5,000 or more of a Portfolio's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Fund.

TAX-SHELTERED RETIREMENT PROGRAMS. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

 . Individual Retirement Accounts (IRAs) trusteed by IFTC. This includes
  Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

 . 403(b) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

 . Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and
(b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by KFS remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

                       APPENDIX--RATINGS OF INVESTMENTS

                           COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

                  STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                 MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                           KEMPER MONEY MARKET FUND

                                        ANNUAL REPORT TO SHAREHOLDERS
                                        FOR THE YEAR ENDED JULY 31, 1995

                    "The rising interest rate environment
                  allowed each portfolio's yield to quickly
                   increase due to the reinvestment of its
                    short maturity investments at current
                             higher rate levels."



[KEMPER MUTUAL FUNDS LOGO]

================================================================================
                                                        PORTFOLIO OF INVESTMENTS

MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

CORPORATE OBLIGATIONS                                                      VALUE
================================================================================
BANKING -- 4.4%

         Commonwealth Bank of Australia
           5.89%, 9/22/95                                             $   49,581
     (a) Keycorp
           5.88%, 8/22/95                                                 15,000
         Nordbanken North America, Inc.
           5.79%, 10/13/95                                                49,422
         Postipankki U.S. Inc.
           5.97%, 8/16/95                                                 49,877
         Skandinaviska Enskilda Banken
         Funding Inc.
           5.73%, 10/11/95                                                14,833
         =======================================================================
                                                                         178,713

--------------------------------------------------------------------------------
CAPITAL AND MORTGAGE LENDING -- 2.3%

         Countrywide Funding Corporation
           5.81%-5.83%, 8/21/95-8/28/95                                   39,843
     (b) GMAC Mortgage Corporation of
         Pennsylvania
           6.16%, 8/31/95                                                 54,719
         =======================================================================
                                                                          94,562

--------------------------------------------------------------------------------
CAPTIVE BUSINESS FINANCE -- 12%

     (a) American Honda Finance
         Corporation
           6.19%, 8/7/95                                                  44,995
         Asset Securitization Cooperative
         Corporation
           5.76%, 10/3/95                                                 49,501
         Budget Funding Corporation
           5.78%, 9/22/95                                                 39,669
         Chrysler Financial Corporation
           6.04%, 8/30/95                                                 49,760
     (a) Deere (John) Capital Corporation
           5.88%, 8/16/95                                                 25,000
     (a) Emprise I Corporation
           6.23%, 9/22/95                                                 45,989
         Enterprise Capital Funding
         Corporation
           6.09%, 8/14/95                                                 19,957
     (a) Finova Capital Corporation
           6.16%, 9/15/95                                                 50,000
         Ford Motor Credit Company
           5.90%-6.00%, 8/29/95-9/22/95                                   39,759
         Hanson Finance (UK) PLC
           5.86%, 10/12/95                                                24,711
         National Fleet Funding
           6.03%, 8/4/95                                                  49,975
         Orix America Inc.
           5.81%-5.99%, 8/30/95-9/7/95                                    19,893
         USL Capital Corporation
           6.01%, 8/11/95                                                 24,959
         =======================================================================
                                                                         484,168

--------------------------------------------------------------------------------
CONSUMER FINANCING -- 9.7%

         American Express Credit Corporation
           5.75%-5.94%, 8/17/95-10/17/95                                  49,631
         American General Finance
         Corporation
           5.78%, 9/20/95                                                 24,801
         Associates Corporation of
         North America
           5.73%, 10/5/95                                                 49,490
         Beneficial Corporation
           5.96%, 9/15/95                                                 39,706
         General Electric Capital Corporation
           5.97%, 9/1/95                                                  49,746
         Household Finance Corporation
           5.75%-5.89%, 9/12/95-10/12/95                                  54,513
         JTB Finance Americas
           5.86%, 9/27/95                                                 24,770
         Sears Roebuck Acceptance Corp.
           6.01%, 8/7/95                                                  49,950
         Sierra Funding Corporation
           5.85%-5.88%, 10/25/95-10/31/95                                 49,294

         =======================================================================
                                                                         391,901

CONSUMER PRODUCTS AND SERVICES -- 5.3%

         American Home Products Corporation
           5.82%-6.01%, 8/28/95-10/23/95                                  49,558
         Coca-Cola Enterprises Inc.
           6.01%, 8/11/95-8/18/95                                         49,888
     (a) PepsiCo, Inc.
           5.76%, 8/16/95                                                 49,993
         Quaker Oats Company
           5.99%-6.01%, 8/22/95-9/13/95                                   64,721
         =======================================================================
                                                                         214,160

CORPORATE FINANCING -- 10.2%

     (a) Beta Finance Corporation
           5.70%, 8/1/95                                                  45,000
         Broadway Capital Corporation
           5.76%, 10/16/95                                                24,700
         Clipper Receivables Corporation
           5.82%-6.02%, 8/21/95-8/25/95                                   64,754
         GTE Finance Corporation
           5.83%, 8/23/95                                                 24,911
         Ranger Funding Corporation
           5.78%, 10/16/95                                                24,699
         Receivables Capital Corporation
           5.76%-5.79%, 8/28/95-10/12/95                                  49,608
     (a) Sanwa Business Credit Corporation
           6.06%-6.15%, 8/7/95-8/9/95                                    124,997
         Windmill Funding Corporation
           5.79%, 9/6/95                                                  49,713
         =======================================================================
                                                                         408,382

================================================================================
PORTFOLIO OF INVESTMENTS


                                                                         VALUE
================================================================================
ENERGY AND UTILIITIES -- 1.9%

         Brazos River Authority, Texas
           5.76%, 10/18/95                                             $  50,000
         New Hampshire Industrial
         Development Authority
           5.80%, 10/26/95                                                25,000
         =======================================================================
                                                                          75,000

--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 11.2%

     (a) Bear Stearns Companies Inc.
           6.00%-6.15%, 8/8/95-8/21/95                                   105,000
     (a) CS First Boston, Inc.
           5.93%, 8/9/95                                                  50,000
     (a) Goldman, Sachs & Co.
           5.95%, 8/25/95                                                 75,000
  (a)(b) Lehman Brothers Holdings Inc.
           6.00%, 8/16/95                                                 50,000
     (a) Morgan Stanley Group Inc.
           5.98%-6.06%, 8/16/95-8/23/95                                   35,003
         Nomura Holding America Inc.
           5.80%-5.92%, 9/20/95-11/1/95                                   44,473
     (a) Salomon Inc.
           6.42%, 8/1/95                                                  90,000
         =======================================================================
                                                                         449,476

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.7%

     (a) Kingdom of Sweden
           5.63%, 10/11/95                                                44,986
         Province of Quebec
           5.85%, 10/4/95                                                 24,744
         =======================================================================
                                                                          69,730

--------------------------------------------------------------------------------
INFORMATION SERVICES -- 1.2%

         GTE Corporation
           5.86%, 8/29/95                                                 14,932
         Nynex Corporation
           5.81%-6.01%, 8/29/95-10/24/95                                  34,751
         =======================================================================
                                                                          49,683


--------------------------------------------------------------------------------
MANUFACTURING AND INDUSTRIAL PRODUCTS -- 1.4%

         Bridgestone/Firestone, Inc.
           5.81%, 8/18/95                                                 29,919
         Cooper Industries, Inc.
           5.81%, 8/21/95                                                 24,920
         =======================================================================
                                                                          54,839

--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS -- 2.5%

(a)(b)(c)  Orange County, California
           7.02%, 6/30/96 (maturity),
           $100,000,000 (cost and par)                                    76,000
         Letter of Credit from The Bank of
         New York                                                         24,000
         =======================================================================
                                                                         100,000

--------------------------------------------------------------------------------
RECEIVABLES FINANCING -- 10.5%

         Cooperative Receivables Corporation
           5.76%, 9/19/95                                                 39,690
         Dynamic Funding Corporation
           5.85%-5.97%, 10/2/95-10/31/95                                  49,383
         ESC Securitization, Inc.
           5.96%, 9/20/95-9/21/95                                         49,588
         Heller Financial, Inc.
           6.04%, 9/27/95                                                 24,765
         Heller International Corporation
           6.11%, 8/7/95                                                  24,975
         Jet Funding Corporation
           5.85%, 10/31/95                                                49,272
         Monte Rosa Capital Corporation
           5.80%, 9/8/95                                                  24,848
         SFC (USA) Inc.
           6.04%, 8/31/95                                                 49,752
         STRAIT Capital Corporation
           5.84%-6.05%, 8/31/95-10/31/95                                  59,346
         Strategic Asset Funding Corporation
           6.04%, 8/31/95                                                 24,876
         Working Capital Management Co. L.P.
           5.84%, 9/25/95                                                 24,779
         =======================================================================
                                                                         421,274
         =======================================================================
         TOTAL CORPORATE
         OBLIGATIONS -- 74.3%
         (average maturity: 36 days)                                   2,991,888
         =======================================================================

================================================================================
BANK OBLIGATIONS

CERTIFICATES OF DEPOSIT --
U.S. BANKS -- 10.3

         Bank of America Illinois
           5.75%, 10/19/95                                                40,001
         Bank of New York Company Inc.
           6.07%, 8/8/95                                                  25,000
     (a) Boatmen's Credit Card Bank
           6.06%, 9/5/95                                                  25,000
     (a) First Bank (S.D.)
           5.88%, 8/16/95                                                 14,999
     (a) First Chicago Corporation
           5.74%-6.35%, 8/1/95-3/4/96                                     40,002
     (a) First National Bank of Boston
           6.00%-6.22%, 8/3/95-10/2/95                                    50,000
         MBNA America Bank N.A.
           6.18%-6.25%, 8/10/95-8/31/95                                   40,000
         Mellon Bank Corporation
           5.84%, 5/31/96                                                 15,016
     (a) Old Kent Bank & Trust Co.
           5.87%, 8/30/95                                                 25,000
     (a) PNC Bank Corporation
           5.68%, 8/1/95                                                  50,000
     (a) Shawmut Bank Connecticut, N.A.
           5.74%-6.03%, 8/1/95-9/25/95                                    50,004
         Wachovia Corporation
           6.00%-6.81%, 8/7/95-8/18/95                                    39,994
         =======================================================================
                                                                         415,016

================================================================================
                                                        PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT --
FOREIGN BANKS -- 4.4%

         Canadian Imperial Bank of Commerce
           5.75%, 10/17/95                                         $      50,000
         Chemical Bank of Canada
           5.75%, 9/18/95                                                 25,000
         Citibank Canada
           5.76%-5.78%, 9/21/95-9/26/95                                   50,000
     (a) Kansallis Osake Pankki
           6.01%, 8/1/95                                                  49,953
         =======================================================================
                                                                         174,953

--------------------------------------------------------------------------------
    TIME DEPOSITS --
(b) CANADIAN BANKS -- 3.7%

         Bank of Montreal
           5.75%, 10/6/95                                                 50,000
         Bank of Nova Scotia
           5.94%, 8/14/95                                                 50,000
         Toronto Dominion Bank
           5.75%, 9/18/95                                                 50,000
         =======================================================================
                                                                         150,000
         =======================================================================
         TOTAL BANK OBLIGATIONS -- 18.4%
         (average maturity: 41 days)                                     739,969
         =======================================================================

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
         (Dated 7/95, collateralized by Federal
         Home Loan Mortgage Corporation,
         Federal National Mortgage Association
         and U.S. Treasury Securities)

         Donaldson, Lufkin, & Jenrette
         Securities Corporation
         (held at Chemical Bank)
           5.85%, 8/18/95                                                 30,000
         Goldman, Sachs & Co.
         (held at The Bank of New York)
           5.74%-5.75%, 9/11/95-10/24/95                                 225,000
         Lehman Government Securities, Inc.
         (held at Chemical Bank)
           5.99%, 8/7/95                                                  31,000
         =======================================================================
         TOTAL REPURCHASE AGREEMENTS --
         7.1%
         (average maturity: 49 days)                                     286,000
         =======================================================================
         TOTAL INVESTMENTS -- 99.8%
         (average maturity: 38 days)                                   4,017,857
         =======================================================================
         CASH AND OTHER ASSETS,
         LESS LIABILITIES -- .2%                                           7,241
         =======================================================================
         NET ASSETS -- 100%                                            4,025,098
         =======================================================================

             See accompanying Notes to Portfolios of Investments.

================================================================================
PORTFOLIO OF INVESTMENTS

GOVERNMENT SECURITIES PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

                                                                         VALUE
================================================================================
U.S. TREASURY NOTES -- .7%
(AVERAGE MATURITY: 288 DAYS)

             5.75%, 5/15/96                                           $    4,048

SHORT-TERM NOTES (ISSUED OR
GUARANTEED BY U.S. GOVERNMENT
AGENCIES OR INSTRUMENTALITIES)

     (a) Agency for International
         Development
           Government of Israel
             5.75%, 8/1/95                                                 7,071
     (a) Export-Import Bank of the
         United States
           Cathay Pacific Airways Limited
             5.81%, 8/15/95                                                8,268
           KA Leasing, LTD.
             5.81%, 8/15/95                                                8,699
           Kuwait Investment Authority
             5.65%, 8/15/95                                               19,260
           VARIG Brazilian Airlines
             5.81%, 10/16/95                                              12,255
     (a) Federal Farm Credit Banks
             5.81%, 8/25/95                                                1,049
         Federal Home Loan Bank
     (a)     6.00%-6.14%, 8/1/95-8/2/95                                   10,898
             5.88%, 5/15/96                                               24,216
         Federal Home Loan Bank
           Downey Savings & Loan
             5.66%, 3/8/96                                                 4,833
           Fidelity Federal Bank
             5.88%-5.96%, 8/30/95-9/26/95                                 15,694
     (a) Federal Home Loan Mortgage
         Corporation
             5.95%, 8/15/95                                               12,496
         Federal National Mortgage
         Association
     (a)     6.24%, 8/1/95                                                34,501
             5.75%-6.01%, 8/4/95-6/21/96                                 108,194
     (a) Overseas Private
         Investment Corporation
           International Paper Company
             5.76%, 10/16/95                                               6,000
     (a) Student Loan Marketing Association
             5.83%-6.08%, 8/1/95-12/30/95                                 61,993
         =======================================================================
         TOTAL SHORT-TERM NOTES -- 55.6%
         (average maturity: 54 days)                                     335,427
         =======================================================================

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

         (Dated 5/95-7/95, collateralized
         by Federal Home Loan Mortgage
         Corporation, Federal National
         Mortgage Association and
         Government National Mortgage
         Association Securities)
         Bear, Stearns & Co. Inc.
             5.83%, 8/2/95                                                51,000
         Chase Manhattan Corporation
         (held at Chemical Bank)
             6.00%, 8/1/95                                                28,000
         Donaldson, Lufkin & Jenrette
         Securities Corporation
         (held at Chemical Bank)
             5.85%, 8/21/95                                               25,000
         Goldman, Sachs & Co.
         (held at The Bank of New York)
             5.88%, 9/20/95                                               40,000
         Lehman Government Securities Inc.
         (held at Chemical Bank)
             5.99%, 8/7/95                                                24,000
         Nomura Securities International, Inc.
             5.85%, 9/1/95                                                 4,000
         Nomura Securities International, Inc.
         (held at The Bank of New York)
             5.85%, 9/1/95-9/14/95                                        77,000
         Smith Barney Shearson Inc.
             5.80%, 8/24/95                                               11,000
         =======================================================================



         TOTAL REPURCHASE
         AGREEMENTS -- 43.0%
         (average maturity: 24 days)                                     260,000
         =======================================================================
         TOTAL INVESTMENTS -- 99.3%
         (average maturity: 43 days)                                     599,475
         =======================================================================
         CASH AND OTHER ASSETS,
         LESS LIABILITIES -- .7%                                           4,126
         =======================================================================
         NET ASSETS -- 100%                                             $603,601
         =======================================================================

         See accompanying Notes to Portfolios of Investments.

================================================================================
                                                        PORTFOLIO OF INVESTMENTS

TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)



(a)     VARIABLE RATE DEMAND SECURITIES                                VALUE
--------------------------------------------------------------------------------
ALABAMA

        Birmingham
        Medical Clinic Revenue
                3.90%                                                   $  6,680

ARIZONA

        Apache County
        Industrial Development Authority
                3.85%                                                     10,000

CALIFORNIA

        Alameda
        Revenue
                5.80%                                                      7,500
        Costa Mesa
        Performing Arts Center
                4.00%                                                      4,650
        Educational Facilities Authority
                4.25%                                                      1,300
        Los Angeles
        Harbor Improvement Corporation
                3.95%                                                      8,000
        Regional Airports Improvement Corporation
                4.70%                                                      5,000

DISTRICT OF COLUMBIA

        General Obligation
                4.35%                                                     10,400

FLORIDA

        Dade County
        Aviation Facilities Revenue
                3.90%                                                      8,400
        Housing Finance Agency
                3.80%                                                      9,750
        Naples
        Hospital Revenue
                3.90%                                                      8,000

GEORGIA

        Fulton County
        Development Authority
                3.90%                                                     10,445
        Wayne County
        Solid Waste Management Authority
                4.45%                                                      3,000

ILLINOIS

        Chicago
        O'Hare International Airport
        Special Facility Revenue
                4.80%                                                      9,000
        Development Finance Authority
                4.17%                                                      9,395
        Educational Facilities Authority
                3.85%                                                     11,900
        Mundelein
        Industrial Development Revenue
                4.05%                                                      6,500
        Richmond
        Industrial Development Revenue
                4.25%                                                      4,000

INDIANA

        Health Facility Financing Authority
                3.95%                                                      7,235
        Rockport
        Pollution Control Revenue
                3.90%                                                     13,745





IOWA

        Louisa County
        Pollution Control Revenue
                3.85%                                                      6,300

KENTUCKY

        Development Finance Authority
                3.90%                                                      8,160
        Higher Education Student Loan Corporation
                4.10%                                                      5,000
        Lexington-Fayette Urban County Government
                4.30%                                                      5,300
        Todd County
        Industrial Development Revenue
                4.00%                                                      2,900

LOUISIANA

        Caddo Parish
        Industrial Development Board
                4.30%                                                      2,800
        Iberville
        Pollution Control Revenue
                3.95%                                                      3,200
        Jefferson Parish
        Hospital Revenue
                4.05%                                                      7,200

================================================================================
PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
MARYLAND

        Baltimore County
        Multi-Family Housing Revenue
                4.10%                                                     $3,900
        Department of Housing and Community Development
        Mutli-Family Development Revenue
                4.00%                                                      5,510

MICHIGAN

        Dearborn
        Economic Development Corporation
                3.80%                                                      7,800

MINNESOTA

        Minneapolis
        Community Development Agency
                3.95%                                                      4,455

MISSOURI

        Kirksville
        Industrial Development Agency
                4.30%                                                      4,200

NEVADA
        Clark County
        Industrial Development Revenue
                4.00%                                                      4,000
        Community Industrial
        Development Revenue
                4.00%                                                      4,650


NORTH CAROLINA

        Lenoir County
        Pollution Control Financing Authority
                3.90%                                                      5,000

OHIO

        Pollution Control Revenue
                 4.00%                                                     2,500

PENNSYLVANIA
        Berks County
        Redevelopment Authority
                4.20%                                                      8,000
        Delaware Valley
        Regional Finance Authority
                3.95%                                                     21,500
        Philadelphia
        Industrial Development Authority
                3.90%                                                      5,400
        Redevelopment Authority
                3.95%                                                      4,000

TENNESSEE

        Clarksville
        Public Building Authority
                3.90%                                                      5,000
        Maury County
        Water Facility Revenue
                4.25%                                                      2,500
        Nashville and Davidson County
        Multi-Family Housing Revenue
                3.90%                                                      4,000

TEXAS

        Calhoun County
        Industrial Development Authority
                4.20%                                                     12,000
        Gulf Coast
        Industrial Development Authority
                3.95%                                                      1,800
        Trinity River Authority
                4.10%                                                      9,200

VIRGINIA

        Louisa County
        Industrial Development Authority
                3.90%                                                      5,000
        ------------------------------------------------------------------------
        TOTAL VARIABLE RATE
        DEMAND SECURITIES -- 41.6%
        (average maturity: 6 days)                                       316,175
        ------------------------------------------------------------------------

        OTHER SECURITIES

ALABAMA

        Mobile
        Port City Medical Clinic Board
                3.95%,11/14/95                                            11,850


ALASKA

        Valdez
        Marine Terminal Revenue Refunding
                3.85%-4.15%, 9/13/95-9/22/95                              16,875

CALIFORNIA

        Pollution Control Revenue
                4.15%, 9/11/95                                             5,000

COLORADO

        Arapahoe County
        Capital Improvement Revenue
                4.45%, 8/31/95                                            15,000
        Denver City and County
        Airport System Revenue
                3.80%-4.30%, 8/21/95-9/27/95                              22,900
        Platte River Power Authority
                3.75%, 11/14/95                                            4,000

================================================================================
                                                        PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA

        Student Loan Revenue
                4.10%, 7/01/96                                          $  6,000

FLORIDA

        First Municipal Loan Council
                4.20%, 9/15/95                                             4,800
        Hillsborough County
        Aviation Authority
                4.25%, 9/15/95                                            10,000
        Pinellas County
        Educational Facilities Authority
                4.15%, 8/09/95                                             5,000
        Sunshine State Government Financing Commission
                4.15%, 9/15/95-9/19/95                                    13,300

GEORGIA

        Municipal Electric Authority
                3.95%-4.25%, 8/22/95-11/09/95                             27,135
        Municipal Gas Authority
                3.90%, 9/20/95                                             1,975

ILLINOIS

        Chicago
        General Obligation
                4.30%, 9/21/95                                             5,000
        Development Finance Authority
                4.85%, 12/01/95                                            2,000

INDIANA

        Mt. Vernon
        Pollution Control and Solid Waste Disposal Revenue
                3.85%, 9/22/95                                             4,500
        Sullivan
        Pollution Control Revenue
                3.85%-4.20%, 9/18/95-9/22/95                              10,745

KANSAS

        Burlington
        Pollution Control Refunding and Improvement Revenue
                4.20%-4.25%, 9/13/95-9/19/95                               3,200
        Pollution Control Revenue
                3.85%, 9/22/95                                             1,000

KENTUCKY

        Danville
        Multi-City Lease Revenue
                4.30%, 9/19/95                                            11,000
        Pendleton County
        Multi-County Lease Revenue
                3.95%-4.20%, 9/14/95-9/20/95                              11,700

LOUISANA

        Public Facilities Authority
                4.20%, 9/13/95                                             8,000

MARYLAND

        Anne Arundel County
        Port Facilities Revenue
                4.20%, 9/12/95-9/19/95                                    18,000

MASSACHUSETTS

        Pollution Control Revenue Refunding
                4.10%-4.20%, 8/17/95-9/12/95                              15,900

MISSISSIPPI

        Claiborne County
        Pollution Control Revenue
                4.20%, 9/19/95                                             7,400

MISSOURI

        Health Facilities Revenue
                4.20%, 9/14/95                                             4,000




NEBRASKA

        Public Power District
                3.90%-4.15%, 8/17/95-9/15/95                              10,000

NEW HAMPSHIRE

        Business Finance Authority
                4.30%, 8/22/95                                             2,400

NEW YORK

        Dormitory Authority
                3.80%, 11/13/95                                            6,000
        Nassau County
          Revenue Anticipation Notes
                3.75%, 3/15/96                                             3,009
          Tax Anticipation Notes
                5.10%, 9/28/95                                             7,804
        New York City
        General Obligation
                4.90%, 8/01/95                                             7,000

NORTH CAROLINA

        Eastern Municipal Power Agency
                3.95%-4.10%, 8/14/95-8/23/95                              14,000

OHIO

        Air Quality Development Authority
                4.15%-4.20%, 9/13/95-9/19/95                              18,875
        Water Development Authority
                4.20%, 9/19/95                                             2,800

================================================================================
PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
PENNSYLVANIA

        Montgomery County
        Industrial Development Authority
                3.95%, 8/23/95                                          $  8,000
        Tax Anticipation Notes
                3.95%, 6/28/96                                             6,531

TEXAS

        Austin
        Combined Utility Systems
                3.93%, 9/14/95                                             9,100
        Brazoria County
        Brazos River Harbor Navigation
                4.30%, 8/08/95                                             5,400
        Department of Housing and Community Affairs
                4.15%, 8/22/95                                             5,000
        Harris County
        Health Facilities Development Corporation
                4.00%, 9/19/95                                             6,300
        Port Development Corporation
                4.00%, 8/21/95                                             7,250
        Public Finance Authority
                4.20%, 9/07/95                                            10,000
        San Antonio
        Electric and Gas Systems
                4.15%-4.20%,  9/11/95-9/14/95                             28,500
        Tax & Revenue Anticipation Notes
                4.20%, 8/31/95                                             8,605

UTAH

        Tooele County
        Waste Treatment Revenue
                4.35%, 10/18/95                                            6,000

VIRGINIA

        Norfolk
        Industrial Development Authority
                3.80%, 9/22/95                                             5,885
        Prince William County
        Industrial Development Authority
                4.10%, 8/22/95                                             4,700
        York County
        Industrial Development Authority
                4.20%, 9/12/95                                            12,800

WYOMING

        Sweetwater County
        Pacific Central Revenue
                4.15%-4.20%, 8/17/95-9/14/95                               4,800
        ========================================================================
        TOTAL OTHER SECURITIES--58.8%
        (average maturity: 47 days)                                      447,039
        ========================================================================
        TOTAL INVESTMENTS--100.4%
        (average maturity: 34 days)                                      763,214
        ========================================================================
        LIABILITIES, LESS CASH AND
        OTHER ASSETS--.4%                                                 (3,071)
        ========================================================================
        NET ASSETS--100%                                                $760,143
        ========================================================================


        See accompanying Notes to Portfolios of Investments.

================================================================================
                                                        PORTFOLIO OF INVESTMENTS


NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, except as described in Note (c), cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

        (a) Variable rate securities. The rates shown are the current rates at July 31, 1995. The dates shown represent the demand date or next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

        (b) Illiquid securities. At July 31, 1995, the aggregate value of illiquid securities was $354,719,000 in the Money Market Portfolio, which represented 8.8% of net assets.

        (c) See Note (3) of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND SHAREHOLDERS KEMPER MONEY MARKET FUND

   We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Kemper Money Market Fund, as of July 31, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Kemper Money Market Fund at July 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP


Chicago, Illinois
September 15, 1995

================================================================================
                                                            FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995
(in thousands)

                                                                  MONEY              GOVERNMENT
                                                                  MARKET             SECURITIES           TAX-EXEMPT
                                                                  PORTFOLIO          PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at amortized cost:
  Short-term securities                                        $  3,731,857            339,475             763,214
--------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                             286,000            260,000                  --
--------------------------------------------------------------------------------------------------------------------
Cash                                                                  5,905              2,420                  --
--------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                           11,980              3,293               5,626
--------------------------------------------------------------------------------------------------------------------
  Shares of the portfolio sold                                       11,288              1,196                 932
--------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                   4,047,030            606,384             769,772
====================================================================================================================
LIABILITIES AND NET ASSETS

Cash overdraft                                                           --                 --               1,801
--------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                           4,229                547                 467
--------------------------------------------------------------------------------------------------------------------
  Shares of the portfolio redeemed                                   15,273              1,928               2,298
--------------------------------------------------------------------------------------------------------------------
  Securities purchased                                                   --                 --               4,651
--------------------------------------------------------------------------------------------------------------------
  Management fee                                                        902                135                 172
--------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              1,086                111                 127
--------------------------------------------------------------------------------------------------------------------
  Other                                                                 442                 62                 113
--------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                 21,932              2,783               9,629
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                    $  4,025,098            603,601             760,143
====================================================================================================================
ANALYSIS OF NET ASSETS

Paid in capital                                                $  4,053,426            603,601             760,143
--------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                              (28,328)                --                  --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                      $4,025,098            603,601             760,143
====================================================================================================================
THE PRICING OF SHARES

Shares outstanding, no par value                                  4,025,098            603,601             760,143
--------------------------------------------------------------------------------------------------------------------
 Net asset value and redemption price per share                       $1.00               1.00                1.00
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.

===============================================================================
FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Year ended July 31, 1995
(in thousands)

                                                                  MONEY               GOVERNMENT
                                                                  MARKET              SECURITIES          TAX-EXEMPT
                                                                  PORTFOLIO           PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Interest income                                                  $231,048             34,371              29,687
--------------------------------------------------------------------------------------------------------------------
  Expenses:
   Management fee                                                    10,924              1,637               2,072
--------------------------------------------------------------------------------------------------------------------
   Custodian and transfer agent fees and related expenses             9,098                954                 806
--------------------------------------------------------------------------------------------------------------------
   Reports to shareholders                                              575                 90                  99
--------------------------------------------------------------------------------------------------------------------
   Registration costs                                                    81                 68                  56
--------------------------------------------------------------------------------------------------------------------
   Professional fees                                                    133                 16                  19
--------------------------------------------------------------------------------------------------------------------
   Trustees' fees and other                                             138                 16                  44
--------------------------------------------------------------------------------------------------------------------
     Total expenses                                                  20,949              2,781               3,096
--------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                             210,099             31,590              26,591
--------------------------------------------------------------------------------------------------------------------
  Change in unrealized depreciation on investments                  (28,328)                --                  --
--------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $181,771             31,590              26,591
--------------------------------------------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1995 and 1994
(in thousands)

                                                        MONEY                 GOVERNMENT
                                                        MARKET                SECURITIES             TAX-EXEMPT
                                                        PORTFOLIO             PORTFOLIO              PORTFOLIO
                                                    -----------------        --------------        ---------------
                                                    1995         1994        1995       1994       1995       1994
--------------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL ACTIVITY
   Net investment income                     $   210,099      133,554      31,590     21,561     26,591     17,957
--------------------------------------------------------------------------------------------------------------------
   Change in unrealized depreciation             (28,328)          --          --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Capital contribution from investment
  manager                                         28,328           --          --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                           (210,099)    (133,554)    (31,590)   (21,561)   (26,591)   (17,957)
--------------------------------------------------------------------------------------------------------------------
Capital share transactions
(dollar amounts and number of
shares are the same):
Shares sold                                    5,434,790    5,726,409     808,318    975,931    816,602    853,432
--------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends       200,429      128,319      29,447     19,778     25,523     17,299
--------------------------------------------------------------------------------------------------------------------
                                               5,635,219    5,854,728     837,765    995,709    842,125    870,731
--------------------------------------------------------------------------------------------------------------------
Less shares redeemed                           5,758,910    6,205,869     941,532    982,644    874,113    837,230
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS AND
TOTAL INCREASE (DECREASE) IN NET ASSETS         (123,691)    (351,141)   (103,767)    13,065    (31,988)    33,501
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year                              4,148,789    4,499,930     707,368    694,303    792,131    758,630
--------------------------------------------------------------------------------------------------------------------
END OF YEAR                                   $4,025,098    4,148,789     603,601    707,368    760,143    792,131
--------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
===============================================================================

-------------------------------------------------------------------------------
1 DESCRIPTION OF THE FUND    The Fund currently offers three series of shares
                             (Portfolios) -- the Money  Portfolio, the
                             Government Securities Portfolio and the Tax-Exempt
                             Portfolio. The     Money Market Portfolio invests
                             primarily in short-term high quality obligations of major banks and corporations. The Government
                             Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt
                             Portfolio invests in short-term high quality municipal securities.30


-------------------------------------------------------------------------------
2 SIGNIFICANT                INVESTMENT VALUATION. Investments are stated at
  ACCOUNTING POLICIES        amortized cost, which approximates market value.
                             In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                             Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             REPURCHASE AGREEMENTS. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Fund's custodian bank, unless otherwise indicated, and is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

                             EXPENSES. Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                             FUND SHARE VALUATION AND DIVIDENDS TO
                             SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

                             FEDERAL INCOME TAXES. Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
3 TRANSACTIONS               MANAGEMENT AGREEMENT. The Fund has a management
  WITH AFFILIATES            agreement with Kemper Financial Services, Inc.
                             (KFS) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining gradually to .25% of average daily net assets in excess of $800 million. The
                             Fund incurred a management fee of $14,633,000 for the year ended July 31, 1995.

                             Kemper Asset Holdings, Inc. (KAHI), a subsidiary of Kemper Corporation, the parent company of Kemper Financial Services, Inc., has arranged for the issuance of a $107,081,000 irrevocable letter of credit from The Bank of New York for the benefit of the Fund. The letter of credit supports the payment of principal and interest on the Orange County, California obligation held in the Money Market Portfolio. The Fund and KAHI are parties to an agreement related to the letter of credit which provides, among other things, that, in connection with a payment of principal or interest under the letter of credit, the Fund will transfer to KAHI any proceeds received under the Orange County obligation.

                             CUSTODIAN AND TRANSFER AGENT AGREEMENTS. The Fund has a custodian agreement and a transfer agent agreement with Investors Fiduciary Trust Company
                             (IFTC), which was 50% owned by KFS until January 31, 1995, when KFS completed the sale of IFTC to a third party. For the year ended July 31, 1995, the Fund incurred custodian and transfer agent fees of $8,086,000 (excluding related expenses). Pursuant to a services agreement with IFTC, Kemper Service Company (KSvC), an affiliate of KFS, is the Shareholder Service Agent of the Fund. For the year ended July 31, 1995, IFTC remitted shareholder service fees of $7,656,000 to KSVC.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of KFS. During the year ended July 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $72,000 to independent trustees.

FINANCIAL HIGHLIGHTS
================================================================================

                                                                 MONEY MARKET PORTFOLIO
                                                                   YEAR ENDED JULY 31,
                                              ------------------------------------------------------------------
                                              1995            1994            1993           1992           1991
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year          $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .05             .03              .03           .04            .07
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  5.34%           3.20             2.96          4.45           7.19
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                       .52%            .52              .52           .49            .46
---------------------------------------------------------------------------------------------------------------------------
Net investment income                         5.19            3.14             2.92          4.42           6.94
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of year
  (in thousands)                        $4,025,098       4,148,789        4,499,930     5,664,194      7,553,950
---------------------------------------------------------------------------------------------------------------------------

                                                              GOVERNMENT SECURITIES PORTFOLIO
                                                                   YEAR ENDED JULY 31,
                                              -------------------------------------------------------------------
                                              1995            1994            1993           1992            1991
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year          $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .05             .03              .03           .04            .07
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  5.36%           3.20             2.97          4.50           6.95
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
Expenses                                       .46%            .47              .45           .43            .43
---------------------------------------------------------------------------------------------------------------------------
Net investment income                         5.21            3.15             2.94          4.44           6.65
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of year
  (in thousands)                          $603,601         707,368          694,303       926,328      1,126,417
---------------------------------------------------------------------------------------------------------------------------

Note: The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

================================================================================
FINANCIAL HIGHLIGHTS

                                                                  TAX-EXEMPT PORTFOLIO
                                                                   YEAR ENDED JULY 31,
                                              ------------------------------------------------------------------
                                              1995            1994            1993           1992           1991
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year          $ 1.00            1.00             1.00          1.00           1.00
----------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .03             .02              .02           .04            .05
----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 1.00            1.00             1.00          1.00           1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  3.53%           2.33             2.39          3.57           5.07
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                       .40%            .41              .39           .39            .38
----------------------------------------------------------------------------------------------------------------
Net investment income                         3.46            2.30             2.36          3.49           4.92
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of year
  (in thousands)                          $760,143         792,131          758,630       796,272        788,253
----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
================================================================================

--------------------------------------------------------------------------------
FEDERAL TAX STATUS
OF 1995 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                            KEMPER MONEY MARKET FUND

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

    (i) Financial statements included in Part A of the Registration
        Statement:   Financial Highlights.

    (ii) Financial statements included in Part B of the Registration
         Statement:

              Statements of assets and liabilities--July 31, 1995.

              Statements of operations for the year ended July 31, 1995.

              Statements of changes in net assets for each of the two years in the period ended July 31, 1995.

              Portfolios of investments--July 31, 1995.
              Notes to financial statements.

    Schedules II, III, IV and V are omitted as the required information is not present.

    Schedule I has been omitted as the required information is presented in the portfolios of investments at

    July 31, 1995.

  (b) Exhibits

     99.B1(a)  Amended and Restated Agreement and Declaration of Trust.
               Written Instrument Amending the Agreement and Declaration of
     99.B1(b)    Trust.
               Written Instrument Amending the Agreement and Declaration of
     99.B1(c)    Trust.
     99.B2     By-Laws.
     99.B3     Inapplicable.
     99.B4     Text of Share Certificate.
     99.B5(a)  Investment Management Agreement.
               Notification of Additional Portfolio (Government Securities
     99.B5(b)    Portfolio).
     99.B5(c)  Notification of Additional Portfolio (Tax-Exempt Portfolio).
     99.B6(a)  Underwriting Agreement.
     99.B6(b)  Assignment and Assumption Agreement.
     99.B6(c)  Selling Group Agreement.
     99.B7     Inapplicable.
     99.B8(a)  Custody Agreement.
     99.B9(a)  Agency Agreement.
     99.B9(b)  Supplement to Agency Agreement.
     99.B10    Legal Opinion and Consent
     99.B11    Report and Consent of Independent Auditors.
     99.B12    Inapplicable.
     99.B13    Inapplicable.
     99.B14(a) Kemper Retirement Plan Prototype.
     99.B14(b) Model Individual Retirement Account.
     99.B15    Inapplicable.
     99.B16    Performance Calculations.(1)
     99.B18    Inapplicable.
     99.B24    Powers of Attorney.
     27.1      Financial Data Schedule for Money Market Portfolio
     27.2      Financial Data Schedule for Government Securities Portfolio
     27.3      Financial Data Schedule for Tax-Exempt Portfolio
     99.485(b) Representation of Counsel (Rule 485 (b)).

    --------

    (1) Incorporated herein by reference to Amendment No. 40 on Form N-1A filed on or about October 31, 1994.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

  As of September 29, 1995, there were 237,519 holders of record of the Money Market Portfolio, 28,506 holders of record of the Government Securities Portfolio and 19,368 holders of record of the Tax-Exempt Portfolio.

ITEM 27. INDEMNIFICATION

  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. (A) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager," and to the section of the Statement of Additional Information captioned "Investment Manager."

  Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of the following:

  Kemper Mutual Funds:                   Kemper Closed-End Funds:
  Kemper Technology Fund                 Kemper High Income Trust
  Kemper Total Return Fund               Kemper Intermediate Government Trust
  Kemper Growth Fund                     Kemper Municipal Income Trust
  Kemper Small Capitalization Equity FundKemper Multi-Market Income Trust Kemper Income and Capital Preservation Fund
                                         Kemper Strategic Municipal Income
  Kemper Money Market Fund               Trust
                                         The Growth Fund of Spain, Inc.

  Kemper National Tax-Free Income Series
  Kemper Diversified Income Fund         Kemper Strategic Income Fund
  Kemper High Yield Fund
  Cash Equivalent Fund
  Kemper U.S. Government Securities Fund
  Kemper International Fund
  Kemper Portfolios
  Kemper State Tax-Free Income Series
  Tax-Exempt California Money Market Fund
  Kemper Adjustable Rate U.S. Government Fund
  Kemper Blue Chip Fund
  Kemper Global Income Fund
  Kemper Target Equity Fund
  Cash Account Trust
  Investors Cash Trust
  Tax-Exempt New York Money Market Fund

  Kemper Value Plus Growth Fund

  Kemper Quantitative Equity Fund

  Kemper Horizon Fund

  Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund, Sterling Funds and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor


MATHIS, DAVID B.
  Director, Kemper Financial Services, Inc.
  Director, Federal Kemper Life Assurance Company
  Director, Fidelity Life Association
  Director, Chairman and Chief Executive Officer, Kemper Corporation Director, Kemper Financial Companies, Inc.
  Director, Kemper Investors Life Insurance Company
  Director, IMC Global, Inc.
  Trustee, Kemper Funds
  Chairman of the Board, Lumbermen's Mutual Casualty Company

TIMBERS, STEPHEN B.
  Director, Chairman, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Vice President, Kemper Asset Holdings, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Kemper Asset Management Company
  Director, Chairman, Kemper Service Company
  Director, Federal Kemper Life Assurance Company
  Director, Dreman Value Advisors, Inc.
  Director, Vice President, FKLA Loire Court, Inc.
  Vice President, FKLA Realty Corporation
  Director, President, Galaxy Offshore, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Vice President, FLA Realty Corp.
  Director, President and Chief Operating Officer, Kemper
  Corporation
  Director, Chairman, President and Chief Executive Officer, Kemper Financial Companies, Inc.
  Director, President, Kemper International Management, Inc.
  Director, Kemper Investors Life Insurance Company
  Trustee and President, Kemper Funds
  Vice President, Kemper Portfolio Corp.
  Director, Vice President, Kemper Real Estate, Inc.

  Director, Vice President, Kemper/Cymrot Management, Inc.
  Director, Vice President, Kemper/Cymrot, Inc.
  Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.
  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, President and Chief Operating Officer, Kemper Financial Services, Inc.,
  Senior Vice President, Kemper Corporation
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Kemper Asset Management Company
  Director, Dreman Value Advisors, Inc.
  Director, Ardenwood Financial Corporation
  Director, Avondale Redmond, Inc.
  Director, Black Mountain, Inc.
  Director, Brannan Resources, Inc.
  Director, Butterfield Financial Corporation
  Director, Camelot Financial Corporation
  Director, Clay Capital, Inc.
  Director, Coast Broadcasting Company

  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Lafayette Apartments, Inc.
  Director, Lafayette Hills, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Red Hill Associates, Inc.
  Director, Seagate Associates, Inc.
  Director, Seattle Gateway, Inc.
  Director, Sutter Street, Inc.
  Director, Technology Way, Inc.
  Director, Time DC, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.

  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper-Dreman Fund, Inc.
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Horizon Fund

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Kemper Asset Management Company
  Vice President, Kemper Funds
  Director, Kemper Service Company

FITZPATRICK, JOHN H.
  Director, Chief Financial Officer, Kemper Financial Services, Inc. Director, Ardenwood Financial Corporation
  Director, Camelot Financial Corporation
  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kacor Trust Deed Company
  Director, Senior Vice President and Chief Financial Officer,

  Federal Kemper Life Assurance Company
  Senior Vice President, Chief Financial Officer, Fidelity Life
  Association
  Director, Vice President, FKLA Loire Court, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Director, Executive Vice President and Chief Financial Officer, Kemper Corporation
  Director, Executive Vice President and Chief Financial
  Officer, Kemper Financial Companies, Inc.
  Senior Vice President, Kemper Investors Life Insurance Company Director, Vice President, Kemper/Cymrot Management, Inc. Director, Vice President, Kemper/Cymrot, Inc.
  Director, Vice President, Kemper/Lumbermens Properties, Inc. Director, Senior Vice President, Kemper Real Estate Management Company
  Director, KRDC, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Montgomery Gallery, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc. Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Seattle Gateway, Inc.
  Director, SMS Realty Corporation
  Director, Sutter Street, Inc.
  Director, Time DC, Inc.
  Director, Two Corporate Centre, Inc.
  Director, Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Director, Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.

  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.


BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund

  Vice President, The Growth Fund of Spain, Inc.

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc. Senior Investment Officer, Federal Kemper Life Assurance Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.
  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.

  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.
  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Kemper Asset Management Company
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Kemper Asset Management Company Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

GUENTHER, HAROLD E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Galaxy Offshore, Inc.

HUSSEY, KAREN A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Small Capitalization Equity Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Asset Management
  Company

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Sterling Funds

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Corporation

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios

  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.

SLOAN, PAUL F.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Portfolios
  Vice President, Kemper U.S. Government Securities Fund
  Vice President, Kemper Adjustable Rate U.S. Government Fund

SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Asset Management Company

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.

  Vice President, Kemper Service Company

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN-LEERKAMP, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GERICKE, KATHLEEN E.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Sterling Funds
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) Kemper Distributors, Inc. acts as principal underwriter and distributor of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Sterling Funds, Kemper International Bond Fund and Kemper-Dreman Fund, Inc.

  (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.

                                                                POSITIONS AND
                                POSITIONS AND OFFICES           OFFICES WITH
          NAME                     WITH UNDERWRITER              REGISTRANT
          ----                  ---------------------           -------------
John E. Peters........... Principal, Director, President     Vice President
William E. Chapman, II... Director, Executive Vice President        None
James L. Greenawalt...... Director, Executive Vice President        None
John E. Neal............. Director                                  None
Stephen B. Timbers....... Director                           President, Trustee
Patrick H. Dudasik....... Financial Principal, Treasurer
                          and Chief Financial Officer               None
Linda A. Bercher......... Senior Vice President                     None
Thomas V. Bruns.......... Senior Vice President                     None
Terry Cunningham......... Senior Vice President                     None
Daniel T. O'Lear......... Senior Vice President                     None
John H. Robison, Jr...... Senior Vice President                     None
Henry J. Schulthesz...... Senior Vice President                     None
David F. Dierenfeldt..... Vice President, Secretary                 None
Carlene D. Merold........ Vice President                            None
Elizabeth C. Werth....... Vice President                     Assistant Secretary
Kathleen A. Gallichio.... Assistant Secretary                       None
Diane E. Ratekin......... Assistant Secretary                       None

  (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Kemper Financial Services, Inc. and the Registrant's principal underwriter, Kemper Distributors, Inc., 120 South LaSalle Street, Chicago, Illinois 60603 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS

  Not applicable.

                                  S I G N A T U R E S
                                  -------------------

                  Pursuant to the requirements of the Securities Act of
             1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 10th day of November, 1995.


                                         KEMPER MONEY MARKET FUND

                                         By /s/ Stephen B. Timbers
                                            -----------------------------
                                             Stephen B. Timbers, President

                   Pursuant to the requirements of the Securities Act of
             1933, this Registration Statement has been signed below on November 10, 1995 on behalf of the following persons in the capacities indicated.

                            Signature                  Title
                            ---------                  -----

                       /s/ Stephen B. Timbers          President
             --------------------------------------    (Principal
                       Stephen B. Timbers              Executive Officer)
                                                       and Trustee

                       /s/David W. Belin*              Trustee
             --------------------------------------
                       /s/Lewis A. Burnham*            Trustee
             --------------------------------------
                       /s/Donald L. Dunaway*           Trustee
             --------------------------------------
                       /s/Robert B. Hoffman*           Trustee
             --------------------------------------
                       /s/Donald R. Jones*             Trustee
             --------------------------------------
                       /s/David B. Mathis*             Trustee
             --------------------------------------
                       /s/Shirley D. Peterson*         Trustee
             --------------------------------------
                       /s/William P. Sommers*          Trustee
             --------------------------------------

                       /s/ Jerome L. Duffy
             --------------------------------------    Treasurer
                       Jerome L. Duffy                 (Principal
                                                       Financial and
                                                       Accounting Officer)

             *Philip J. Collora signs this document pursuant to powers of attorney filed herewith.

                                               /s/ Philip J. Collora
                                           -----------------------------
                                               Philip J. Collora

                               INDEX TO EXHIBITS

 REFERENCE
 ---------
 99.B1(a)  Amended and Restated Agreement and Declaration of Trust.
 99.B1(b)  Written Instrument Amending the Agreement and Declaration of
           Trust.
 99.B1(c)  Written Instrument Amending the Agreement and Declaration of
           Trust.
 99.B2     By-Laws.
 99.B3     Inapplicable.
 99.B4     Text of Share Certificate.
 99.B5(a)  Investment Management Agreement.
 99.B5(b)  Notification of Additional Portfolio (Government Securities
           Portfolio).
 99.B5(c)  Notification of Additional Portfolio (Tax-Exempt Portfolio).
 99.B6(a)  Underwriting Agreement.
 99.B6(b)  Assignment and Assumption Agreement.
 99.B6(c)  Selling Group Agreement.
 99.B7     Inapplicable.
 99.B8(a)  Custody Agreement.
 99.B9(a)  Agency Agreement.
 99.B9(b)  Supplement to Agency Agreement.
 99.B10    Legal Opinion and Consent.
 99.B11    Report and Consent of Independent Auditors.
 99.B12    Inapplicable.
 99.B13    Inapplicable.
 99.B14(a) Kemper Retirement Plan Prototype.
 99.B14(b) Model Individual Retirement Account.
 99.B15    Inapplicable.
 99.B16    Performance Calculations.(1)
 99.B18    Inapplicable.
 99.B24    Powers of Attorney.
 27.1      Financial Data Schedule for Money Market Portfolio.
 27.2      Financial Data Schedule for Government Securities Portfolio.
 27.3      Financial Data Schedule for Tax-Exempt Portfolio.
 99.485(b) Representation of Counsel (Rule 485 (b)).

--------

(1) Incorporated herein by reference to Amendment No. 40 on Form N-1A filed on or about October 31, 1994.